UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2012

1.856920.105

VTELP-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	100	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.7%
Alternative Carriers - 8.1%
Cogent Communications Group, Inc.	16,606	381,772
Level 3 Communications, Inc. (a)	20,106	461,835
tw telecom, inc. (a)	12,833	334,556
Vonage Holdings Corp. (a)	81,700	186,276
		1,364,439
Integrated Telecommunication Services - 49.6%
AT&T, Inc.	69,783	2,630,819
Atlantic Tele-Network, Inc.	7,200	309,456
CenturyLink, Inc.	41,088	1,659,955
China Unicom Ltd. sponsored ADR	10,000	163,100
Frontier Communications Corp.	38,800	190,120
General Communications, Inc. Class A (a)	53,500	524,300
PT Telkomunikasi Indonesia Tbk Series B	47,000	46,136
PT Xl Axiata Tbk	31,000	21,541
Telefonica Brasil SA sponsored ADR	6,750	146,745
Telenor ASA sponsored ADR	10	583
Verizon Communications, Inc.	58,828	2,680,794
		8,373,549
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,737,988
MEDIA - 1.9%
Cable & Satellite - 1.9%
Time Warner Cable, Inc.	500	47,530
Virgin Media, Inc.	9,600	282,624
		330,154
SOFTWARE - 0.1%
Application Software - 0.1%
Synchronoss Technologies, Inc. (a)	701	16,053

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)	215,721	$ 291,223
Crown Castle International Corp. (a)	12,817	821,570
Leap Wireless International, Inc. (a)	23,700	161,634
MetroPCS Communications, Inc. (a)	31,478	368,607
Mobile TeleSystems OJSC sponsored ADR	3,400	59,568
NII Holdings, Inc. (a)	17,781	139,581
NTELOS Holdings Corp.	400	6,948
NTT DoCoMo, Inc.	30	48,470
SBA Communications Corp. Class A (a)	13,518	850,282
Sprint Nextel Corp. (a)	162,568	897,375
Telephone & Data Systems, Inc.	20,400	522,444
Turkcell Iletisim Hizmet A/S (a)	10,000	60,986
Vodafone Group PLC sponsored ADR	14,800	421,726
		4,650,414
TOTAL COMMON STOCKS (Cost $13,391,060)		14,734,609
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,970,545)	1,970,545	1,970,545
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $15,361,605)		16,705,154
NET OTHER ASSETS (LIABILITIES) - 1.1%		179,915
NET ASSETS - 100%		$ 16,885,069
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 704
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 14,734,609	$ 14,579,017	$ 155,592	$ -
Money Market Funds	1,970,545	1,970,545	-	-
Total Investments in Securities:	$ 16,705,154	$ 16,549,562	$ 155,592	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $15,603,253. Net unrealized appreciation aggregated $1,101,901, of which $2,191,644 related to appreciated investment securities and $1,089,743 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

September 30, 2012

1.807738.108

VUT-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
ELECTRIC UTILITIES - 53.4%
Electric Utilities - 53.4%
American Electric Power Co., Inc.	153,588	$ 6,748,657
Duke Energy Corp.	172,666	11,188,756
Edison International	126,638	5,786,090
Exelon Corp.	44,700	1,590,426
FirstEnergy Corp.	144,121	6,355,736
Great Plains Energy, Inc.	54,628	1,216,019
ITC Holdings Corp.	9,306	703,347
NextEra Energy, Inc.	41,509	2,919,328
Northeast Utilities	45,061	1,722,682
OGE Energy Corp.	23,397	1,297,598
UIL Holdings Corp.	29,092	1,043,239
		40,571,878
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	8,800	379,720
GAS UTILITIES - 5.5%
Gas Utilities - 5.5%
Atmos Energy Corp.	9,866	353,104
National Fuel Gas Co.	18,399	994,282
ONEOK, Inc.	59,347	2,867,054
		4,214,440
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.9%
Independent Power Producers & Energy Traders - 11.9%
Black Hills Corp.	3,500	124,495
Calpine Corp. (a)	180,489	3,122,460
GenOn Energy, Inc. (a)	202,600	512,578
NRG Energy, Inc.	90,447	1,934,661
The AES Corp.	305,040	3,346,289
		9,040,483
MULTI-UTILITIES - 23.7%
Multi-Utilities - 23.7%
CenterPoint Energy, Inc.	171,202	3,646,603

	Shares	Value
CMS Energy Corp.	46,700	$ 1,099,785
NiSource, Inc.	143,270	3,650,520
PG&E Corp.	140,696	6,003,498
Sempra Energy	55,740	3,594,673
		17,995,079
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Storage & Transport - 1.2%
Cheniere Energy, Inc. (a)	57,622	896,022
WATER UTILITIES - 3.0%
Water Utilities - 3.0%
American Water Works Co., Inc.	61,900	2,294,014
TOTAL COMMON STOCKS (Cost $69,653,729)		75,391,636
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,019,888)	1,019,888	1,019,888
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $70,673,617)		76,411,524
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(389,169)
NET ASSETS - 100%		$ 76,022,355
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,078
Fidelity Securities Lending Cash Central Fund	5,976
Total	$ 8,054
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $70,818,229. Net unrealized appreciation aggregated $5,593,295, of which $6,223,112 related to appreciated investment securities and $629,817 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2012

1.808797.108

VVL-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Diversified Consumer Services - 1.1%
DeVry, Inc. (d)	9,331	$ 212,374
Household Durables - 2.0%
Garmin Ltd. (d)	8,740	364,808
Media - 2.9%
DISH Network Corp. Class A	8,369	256,175
Time Warner, Inc.	460	20,852
Washington Post Co. Class B	693	251,580
		528,607
Multiline Retail - 1.6%
JCPenney Co., Inc. (d)	12,502	303,674
TOTAL CONSUMER DISCRETIONARY		1,409,463
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Grupo Modelo SAB de CV Series C	25,860	233,110
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	4,652	225,250
Wal-Mart Stores, Inc.	2,448	180,662
		405,912
Food Products - 3.5%
Kraft Foods, Inc. Class A	9,611	397,415
Ralcorp Holdings, Inc. (a)	3,421	249,733
		647,148
Household Products - 0.3%
Procter & Gamble Co.	832	57,708
TOTAL CONSUMER STAPLES		1,343,878
ENERGY - 15.9%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	4,588	257,249
Halliburton Co.	2,685	90,458
		347,707
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	5,797	405,326
Apache Corp.	600	51,882
Chevron Corp.	4,900	571,144
Exxon Mobil Corp.	8,565	783,269
Hess Corp.	4,854	260,757
Marathon Petroleum Corp.	938	51,205
Occidental Petroleum Corp.	3,179	273,585
The Williams Companies, Inc.	5,030	175,899
		2,573,067
TOTAL ENERGY		2,920,774

	Shares	Value
FINANCIALS - 23.5%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	4,600	$ 104,052
E*TRADE Financial Corp. (a)	32,214	283,805
Goldman Sachs Group, Inc.	861	97,878
State Street Corp.	5,000	209,800
		695,535
Commercial Banks - 7.5%
Aozora Bank Ltd.	75,000	229,690
Fifth Third Bancorp	10,453	162,126
KeyCorp	38,091	332,915
U.S. Bancorp	4,713	161,656
Wells Fargo & Co.	11,355	392,088
Zions Bancorporation	5,313	109,740
		1,388,215
Consumer Finance - 0.6%
Capital One Financial Corp.	1,800	102,618
Diversified Financial Services - 5.0%
Bank of America Corp.	13,812	121,960
Citigroup, Inc.	15,688	513,311
JPMorgan Chase & Co.	7,197	291,335
		926,606
Insurance - 4.8%
Allstate Corp.	2,200	87,142
Assurant, Inc.	3,919	146,179
Berkshire Hathaway, Inc. Class B (a)	1,171	103,282
MetLife, Inc.	2,000	68,920
RenaissanceRe Holdings Ltd.	2,140	164,866
The Chubb Corp.	1,338	102,063
XL Group PLC Class A	8,858	212,858
		885,310
Real Estate Investment Trusts - 0.8%
Weyerhaeuser Co.	5,665	148,083
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc. (d)	42,750	185,535
TOTAL FINANCIALS		4,331,902
HEALTH CARE - 13.8%
Health Care Providers & Services - 1.1%
HCA Holdings, Inc.	5,810	193,183
Pharmaceuticals - 12.7%
Bristol-Myers Squibb Co.	6,171	208,271
Eli Lilly & Co.	3,622	171,719
Johnson & Johnson	5,340	367,979
Merck & Co., Inc.	12,970	584,947
Pfizer, Inc.	30,087	747,662
Sanofi SA sponsored ADR	6,144	264,561
		2,345,139
TOTAL HEALTH CARE		2,538,322
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.9%
Textron, Inc.	13,459	$ 352,222
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	5,251	212,298
Industrial Conglomerates - 4.3%
General Electric Co.	34,595	785,651
TOTAL INDUSTRIALS		1,350,171
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.9%
Cisco Systems, Inc.	8,916	170,206
Computers & Peripherals - 1.5%
Hewlett-Packard Co.	16,572	282,718
Electronic Equipment & Components - 0.8%
Corning, Inc.	10,795	141,954
Office Electronics - 1.0%
Xerox Corp.	24,996	183,471
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	59,994	202,180
Software - 4.1%
Comverse Technology, Inc. (a)	60,581	372,573
Microsoft Corp.	2,407	71,680
Symantec Corp. (a)	17,048	306,864
		751,117
TOTAL INFORMATION TECHNOLOGY		1,731,646
MATERIALS - 1.5%
Metals & Mining - 1.5%
Newmont Mining Corp.	4,818	269,856
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	5,047	190,272
CenturyLink, Inc.	924	37,330
		227,602
Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp. (a)	40,359	222,782
TOTAL TELECOMMUNICATION SERVICES		450,384
UTILITIES - 6.0%
Electric Utilities - 5.3%
Duke Energy Corp.	1,634	105,883
Edison International	3,611	164,987
Exelon Corp.	4,931	175,445

	Shares	Value
FirstEnergy Corp.	6,918	$ 305,084
NextEra Energy, Inc.	3,231	227,236
		978,635
Multi-Utilities - 0.7%
Sempra Energy	1,929	124,401
TOTAL UTILITIES		1,103,036
TOTAL COMMON STOCKS (Cost $17,286,323)		17,449,432
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.17% (b)	694,691	694,691
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	839,100	839,100
TOTAL MONEY MARKET FUNDS (Cost $1,533,791)		1,533,791
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $18,820,114)		18,983,223
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(553,542)
NET ASSETS - 100%		$ 18,429,681
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 NYFE Russell 1000 Index Contracts	Dec. 2012	$ 141,240	$ (284)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 905
Fidelity Securities Lending Cash Central Fund	3,310
Total	$ 4,215
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $19,312,540. Net unrealized depreciation aggregated $329,317, of which $2,190,786 related to appreciated investment securities and $2,520,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

September 30, 2012

1.807737.108

VCY-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AEROSPACE & DEFENSE - 15.5%
Aerospace & Defense - 15.5%
Honeywell International, Inc.	49,140	$ 2,936,115
Precision Castparts Corp.	11,762	1,921,205
Teledyne Technologies, Inc. (a)	11,100	703,629
Textron, Inc.	73,910	1,934,225
United Technologies Corp.	61,351	4,803,170
		12,298,344
AIR FREIGHT & LOGISTICS - 1.0%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	10,630	760,789
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Owens Corning (a)	33,100	1,107,526
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 0.3%
Aggreko PLC	6,200	231,572
Environmental & Facility Services - 1.8%
Clean Harbors, Inc. (a)	2,500	122,125
Republic Services, Inc.	40,498	1,114,100
Stericycle, Inc. (a)	2,246	203,308
		1,439,533
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	7,224	269,238
Security & Alarm Services - 0.6%
Corrections Corp. of America	13,800	461,610
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,401,953
CONSTRUCTION & ENGINEERING - 4.6%
Construction & Engineering - 4.6%
AECOM Technology Corp. (a)	43,367	917,646
EMCOR Group, Inc.	27,238	777,373
Jacobs Engineering Group, Inc. (a)	27,107	1,095,936
MasTec, Inc. (a)	13,676	269,417
Quanta Services, Inc. (a)	25,249	623,650
		3,684,022
ELECTRICAL EQUIPMENT - 6.1%
Electrical Components & Equipment - 6.1%
AMETEK, Inc.	39,737	1,408,677
Emerson Electric Co.	27,364	1,320,860
GrafTech International Ltd. (a)	32,566	292,768
Hubbell, Inc. Class B	12,452	1,005,374
Regal-Beloit Corp.	12,053	849,495
		4,877,174
INDUSTRIAL CONGLOMERATES - 27.9%
Industrial Conglomerates - 27.9%
3M Co.	33,797	3,123,519

	Shares	Value
Carlisle Companies, Inc.	13,456	$ 698,636
Danaher Corp.	56,248	3,102,077
General Electric Co.	578,635	13,140,800
Tyco International Ltd.	37,485	2,108,906
		22,173,938
MACHINERY - 21.1%
Construction & Farm Machinery & Heavy Trucks - 7.3%
Cummins, Inc.	25,895	2,387,778
Deere & Co.	19,622	1,618,619
Manitowoc Co., Inc.	66,103	881,814
Oshkosh Truck Corp. (a)	16,834	461,757
Toro Co.	9,483	377,234
Wabtec Corp.	1,100	88,319
		5,815,521
Industrial Machinery - 13.8%
Actuant Corp. Class A	14,854	425,121
Dover Corp.	15,900	945,891
Flowserve Corp.	5,805	741,531
Graco, Inc.	16,032	806,089
Illinois Tool Works, Inc.	35,380	2,104,049
Ingersoll-Rand PLC	25,451	1,140,714
Pall Corp.	15,025	953,937
Parker Hannifin Corp.	16,210	1,354,832
Timken Co.	18,600	691,176
TriMas Corp. (a)	37,292	899,110
Valmont Industries, Inc.	7,225	950,088
		11,012,538
TOTAL MACHINERY		16,828,059
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	7,628	421,676
PROFESSIONAL SERVICES - 5.6%
Human Resource & Employment Services - 2.2%
Manpower, Inc.	14,450	531,760
Towers Watson & Co.	22,712	1,204,872
		1,736,632
Research & Consulting Services - 3.4%
Bureau Veritas SA	7,225	742,016
Dun & Bradstreet Corp.	4,700	374,214
IHS, Inc. Class A (a)	10,871	1,058,292
Nielsen Holdings B.V. (a)	19,052	571,179
		2,745,701
TOTAL PROFESSIONAL SERVICES		4,482,333
ROAD & RAIL - 7.2%
Railroads - 6.0%
CSX Corp.	60,068	1,246,411
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Genesee & Wyoming, Inc. Class A (a)	8,473	$ 566,505
Union Pacific Corp.	25,128	2,982,694
		4,795,610
Trucking - 1.2%
J.B. Hunt Transport Services, Inc.	15,951	830,090
Quality Distribution, Inc. (a)	11,629	107,568
		937,658
TOTAL ROAD & RAIL		5,733,268
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
W.W. Grainger, Inc.	3,855	803,266
Watsco, Inc.	9,600	727,584
WESCO International, Inc. (a)	11,665	667,238
		2,198,088
TOTAL COMMON STOCKS (Cost $64,818,966)		76,967,170
Convertible Preferred Stocks - 0.1%

AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $85,000)	1,700	95,370
Convertible Bonds - 0.6%
	Principal Amount
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 249,306	249,306
8% 12/6/14 (d)	219,100	219,100
TOTAL CONVERTIBLE BONDS (Cost $468,406)		468,406
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (c) (Cost $59,991)	60,000	59,993
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $2,413,562)	2,413,562	$ 2,413,562
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $67,845,925)	80,004,501
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(426,154)
NET ASSETS - 100%	$ 79,578,347
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini Industrial Select Sector Index Contracts	Dec. 2012	$ 909,250	$ (18,788)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,996.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,406 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 249,306
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 219,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,918
Fidelity Securities Lending Cash Central Fund	4,845
Total	$ 7,763
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 76,967,170	$ 76,967,170	$ -	$ -
Convertible Preferred Stocks	95,370	95,370	-	-
Convertible Bonds	468,406	-	-	468,406
U.S. Treasury Obligations	59,993	-	59,993	-
Money Market Funds	2,413,562	2,413,562	-	-
Total Investments in Securities:	$ 80,004,501	$ 79,476,102	$ 59,993	$ 468,406
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,788)	$ (18,788)	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $68,116,311. Net unrealized appreciation aggregated $11,888,190, of which $13,800,964 related to appreciated investment securities and $1,912,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2012

1.822576.107

VIPCAP-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 1.5%
ALS Ltd.	20,230	$ 180,258
Coca-Cola Amatil Ltd.	11,478	161,447
Iluka Resources Ltd.	15,904	163,817
Orica Ltd.	6,568	169,439
TOTAL AUSTRALIA		674,961
Austria - 0.4%
Andritz AG	3,100	175,560
Bailiwick of Jersey - 0.9%
Experian PLC	13,300	220,997
Petrofac Ltd.	6,600	169,990
TOTAL BAILIWICK OF JERSEY		390,987
Belgium - 1.3%
Anheuser-Busch InBev SA NV	4,368	373,677
Umicore SA	3,719	194,390
TOTAL BELGIUM		568,067
Bermuda - 1.2%
Credicorp Ltd. (NY Shares)	1,500	187,920
Jardine Matheson Holdings Ltd.	2,800	159,320
Petra Diamonds Ltd. (a)	89,783	169,628
TOTAL BERMUDA		516,868
Brazil - 3.1%
BR Malls Participacoes SA	13,700	190,236
CCR SA	18,900	171,077
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,300	241,101
Iguatemi Empresa de Shopping Centers SA	6,900	176,342
Itau Unibanco Banco Multiplo SA sponsored ADR	16,300	249,064
Multiplan Empreendimentos Imobiliarios SA	5,700	167,830
Souza Cruz SA	12,000	162,782
TOTAL BRAZIL		1,358,432
Canada - 0.6%
Canadian National Railway Co.	3,000	265,456
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	1,500	175,230
Sands China Ltd.	50,000	186,677
TOTAL CAYMAN ISLANDS		361,907
Chile - 0.7%
Embotelladora Andina SA Class A	33,155	155,168
Parque Arauco SA	70,151	144,487
TOTAL CHILE		299,655

	Shares	Value
Denmark - 1.1%
FLSmidth & Co. A/S	2,443	$ 141,699
Novo Nordisk A/S Series B sponsored ADR	2,200	347,182
TOTAL DENMARK		488,881
Finland - 0.8%
Kone Oyj (B Shares)	2,700	186,840
Nokian Tyres PLC	4,186	170,252
TOTAL FINLAND		357,092
France - 8.4%
Air Liquide SA	1,980	245,407
Bureau Veritas SA	1,900	195,132
Casino Guichard Perrachon SA	1,988	175,992
Christian Dior SA	1,288	172,797
Danone SA	3,900	240,110
Dassault Systemes SA	1,500	157,599
Edenred SA	5,700	160,156
Essilor International SA	2,097	196,366
Eurofins Scientific SA	1,200	170,243
L'Oreal SA	1,800	222,658
LVMH Moet Hennessy - Louis Vuitton SA	1,751	263,264
Pernod Ricard SA	2,100	235,615
PPR SA	1,300	199,465
Publicis Groupe SA	3,600	201,470
Remy Cointreau SA	1,500	172,518
Schneider Electric SA	3,929	232,530
Technip SA	1,800	200,105
Vivendi SA	11,769	229,503
TOTAL FRANCE		3,670,930
Germany - 4.3%
adidas AG	2,300	188,686
BASF AG	4,619	389,675
Bayerische Motoren Werke AG (BMW)	3,324	243,091
Brenntag AG	1,200	153,589
Fresenius Medical Care AG & Co. KGaA sponsored ADR	2,500	183,500
Henkel AG & Co. KGaA	3,700	241,395
Hugo Boss AG	1,700	149,644
SAP AG	4,925	350,480
TOTAL GERMANY		1,900,060
Hong Kong - 1.0%
AIA Group Ltd.	65,600	244,497
Galaxy Entertainment Group Ltd. (a)	55,000	184,420
TOTAL HONG KONG		428,917
India - 4.5%
Asian Paints India Ltd.	2,488	185,027
Bajaj Auto Ltd. (a)	5,172	178,894
Bosch Ltd. (a)	930	153,458
Colgate-Palmolive (India)	6,440	146,911
HDFC Bank Ltd.	18,248	216,735
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd. (a)	14,679	$ 214,844
ITC Ltd. (a)	40,857	210,347
Page Industries Ltd.	2,468	148,316
Smithkline Beecham Consumer Healthcare Ltd.	3,282	186,189
Titan Industries Ltd. (a)	35,499	175,214
TTK Prestige Ltd. (a)	2,339	164,913
TOTAL INDIA		1,980,848
Indonesia - 3.8%
PT ACE Hardware Indonesia Tbk	255,000	163,871
PT Bank Central Asia Tbk	195,500	161,384
PT Bank Rakyat Indonesia Tbk	223,500	173,989
PT Global Mediacom Tbk	849,500	181,972
PT Jasa Marga Tbk	266,000	162,602
PT Mitra Adiperkasa Tbk	210,000	140,439
PT Modern Internasional Tbk (a)	2,194,500	169,689
PT Semen Gresik (Persero) Tbk	121,000	182,701
PT Surya Citra Media Tbk	144,500	166,092
PT Tower Bersama Infrastructure Tbk (a)	383,500	178,325
TOTAL INDONESIA		1,681,064
Ireland - 0.8%
Accenture PLC Class A	2,600	182,078
Dragon Oil PLC	17,000	166,082
TOTAL IRELAND		348,160
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	3,500	168,560
Israel Chemicals Ltd.	13,800	167,305
TOTAL ISRAEL		335,865
Italy - 1.9%
Fiat Industrial SpA	16,487	161,124
Pirelli & C SpA (d)	14,700	158,300
Prada SpA	21,400	159,795
Saipem SpA	4,140	198,812
Salvatore Ferragamo Italia SpA (d)	7,000	145,635
TOTAL ITALY		823,666
Japan - 9.4%
Daihatsu Motor Co. Ltd.	10,000	166,838
Fanuc Corp.	1,600	257,919
Fast Retailing Co. Ltd.	800	186,058
Hamamatsu Photonics KK	4,200	144,288
Hitachi Ltd.	42,000	233,573
Itochu Corp.	18,800	190,554
Japan Tobacco, Inc.	8,500	255,087
Kansai Paint Co. Ltd.	16,000	177,345
Keyence Corp.	780	199,898
Komatsu Ltd.	10,400	204,828
Kubota Corp.	17,000	172,091

	Shares	Value
Marubeni Corp.	27,000	$ 172,296
Mitsubishi Corp.	11,500	209,104
Mitsui & Co. Ltd.	15,600	219,487
Nabtesco Corp.	8,700	159,753
Rakuten, Inc.	18,500	188,461
SMC Corp.	1,200	193,439
Softbank Corp.	6,600	267,248
Sysmex Corp.	3,700	178,031
Unicharm Corp.	3,200	183,701
USS Co. Ltd.	1,350	142,715
TOTAL JAPAN		4,102,714
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	493	595,848
Mexico - 1.3%
Fomento Economico Mexicano SAB de CV sponsored ADR	2,200	202,356
Grupo Mexico SA de CV Series B	64,000	211,216
Grupo Televisa SA de CV (CPO) sponsored ADR	7,600	178,676
TOTAL MEXICO		592,248
Netherlands - 2.4%
ASML Holding NV (Netherlands)	4,100	219,303
Kweichow Moutai Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)(e)	4,300	168,182
Core Laboratories NV	1,200	145,776
Heineken Holding NV (A Shares)	4,000	194,274
LyondellBasell Industries NV Class A	3,200	165,312
Yandex NV (a)	7,100	171,181
TOTAL NETHERLANDS		1,064,028
Nigeria - 0.8%
Guaranty Trust Bank PLC	1,437,351	175,097
Nigerian Breweries PLC	207,290	180,653
TOTAL NIGERIA		355,750
Panama - 0.4%
Intergroup Financial Services Corp.	5,049	164,093
Philippines - 2.3%
Alliance Global Group, Inc.	515,100	181,691
International Container Terminal Services, Inc.	93,020	157,135
Metropolitan Bank & Trust Co.	70,400	156,257
Security Bank Corp.	43,400	170,788
SM Investments Corp.	9,730	170,436
SM Prime Holdings, Inc.	509,400	173,569
TOTAL PHILIPPINES		1,009,876
Portugal - 0.4%
Jeronimo Martins SGPS SA	9,495	158,437
Russia - 1.4%
Magnit OJSC GDR (Reg. S)	5,400	183,546
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO GDR (Reg. S)	1,600	$ 189,280
Sberbank (Savings Bank of the Russian Federation)	81,600	238,247
TOTAL RUSSIA		611,073
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	4,000	156,780
South Africa - 1.3%
Mr Price Group Ltd.	11,100	168,027
Naspers Ltd. Class N	3,800	235,118
Shoprite Holdings Ltd.	9,000	182,033
TOTAL SOUTH AFRICA		585,178
Spain - 0.9%
Amadeus IT Holding SA Class A	7,300	170,075
Inditex SA	1,969	244,499
TOTAL SPAIN		414,574
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	6,000	194,739
Atlas Copco AB (A Shares)	10,200	238,043
Elekta AB (B Shares)	13,200	174,324
Getinge AB (B Shares)	5,200	156,899
Sandvik AB	13,300	180,504
Swedish Match Co. AB	4,400	177,908
TOTAL SWEDEN		1,122,417
Switzerland - 4.6%
Compagnie Financiere Richemont SA Series A	4,197	251,686
Dufry AG (a)	1,330	159,374
Nestle SA	11,774	742,369
Schindler Holding AG (Reg.)	1,520	187,636
SGS SA (Reg.)	90	184,880
Swatch Group AG (Bearer)	520	207,447
Syngenta AG (Switzerland)	720	269,339
TOTAL SWITZERLAND		2,002,731
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,900	393,918
Thailand - 1.6%
C.P. ALL PCL (For. Reg.)	140,700	162,276
Home Product Center PCL (For. Reg.)	390,500	166,197
Kasikornbank PCL (For. Reg.)	30,800	182,619
Siam Commercial Bank PCL (For. Reg.)	31,200	170,799
TOTAL THAILAND		681,891
Turkey - 1.2%
Coca-Cola Icecek A/S	9,000	168,257
TAV Havalimanlari Holding A/S	31,525	156,112
Turkiye Garanti Bankasi A/S	47,091	196,513
TOTAL TURKEY		520,882

	Shares	Value
United Kingdom - 13.2%
Aggreko PLC	5,100	$ 190,487
AMEC PLC	9,079	168,012
Antofagasta PLC	9,400	191,561
BHP Billiton PLC ADR	10,723	669,759
British American Tobacco PLC (United Kingdom)	9,700	498,419
Burberry Group PLC	10,600	171,340
Diageo PLC sponsored ADR	3,200	360,736
Halma PLC	22,400	153,331
IMI PLC	12,300	178,758
Imperial Tobacco Group PLC	7,248	268,257
InterContinental Hotel Group PLC ADR	6,100	160,125
Intertek Group PLC	4,100	181,407
Johnson Matthey PLC	4,916	191,553
Meggitt PLC	28,500	181,740
Prudential PLC	19,596	254,459
Rexam PLC	24,500	172,058
Rolls-Royce Group PLC	17,700	240,946
Rotork PLC	4,500	164,443
SABMiller PLC	6,400	281,104
Spectris PLC	5,700	158,775
Standard Chartered PLC (United Kingdom)	14,596	329,975
The Weir Group PLC	6,000	171,298
Unilever PLC	12,200	445,446
TOTAL UNITED KINGDOM		5,783,989
United States of America - 14.6%
Allergan, Inc.	1,800	164,844
Altera Corp.	4,240	144,096
American Tower Corp.	2,158	154,060
Apple, Inc.	206	137,456
Caterpillar, Inc.	2,000	172,080
Colgate-Palmolive Co.	1,470	157,613
Crown Castle International Corp. (a)	2,400	153,840
Cummins, Inc.	1,800	165,978
Deere & Co.	1,800	148,482
EMC Corp. (a)	5,993	163,429
Estee Lauder Companies, Inc. Class A	2,596	159,836
FMC Corp.	2,800	155,064
FMC Technologies, Inc. (a)	3,200	148,160
Freeport-McMoRan Copper & Gold, Inc.	4,196	166,078
Google, Inc. Class A (a)	200	150,900
Joy Global, Inc.	2,900	162,574
KLA-Tencor Corp.	3,300	157,427
Las Vegas Sands Corp.	3,675	170,410
Limited Brands, Inc.	3,200	157,632
Lorillard, Inc.	1,500	174,675
MasterCard, Inc. Class A	340	153,503
McGraw-Hill Companies, Inc.	2,800	152,852
Mettler-Toledo International, Inc. (a)	1,000	170,740
Moody's Corp.	3,620	159,895
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	2,100	$ 168,231
NIKE, Inc. Class B	1,600	151,856
Oceaneering International, Inc.	2,700	149,175
Oracle Corp.	5,020	158,080
Perrigo Co.	1,300	151,021
Philip Morris International, Inc.	2,400	215,856
QUALCOMM, Inc.	2,500	156,225
Rockwood Holdings, Inc.	3,400	158,440
SBA Communications Corp. Class A (a)	2,600	163,540
Starbucks Corp.	3,225	163,669
The Coca-Cola Co.	4,000	151,720
TJX Companies, Inc.	3,385	151,614
Union Pacific Corp.	1,300	154,310
Visa, Inc. Class A	1,200	161,136
Waters Corp. (a)	1,900	158,327
Yum! Brands, Inc.	2,470	163,860
TOTAL UNITED STATES OF AMERICA		6,378,684
TOTAL COMMON STOCKS (Cost $37,584,290)		43,322,487
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $144,689)	1,300	237,137
Money Market Funds - 0.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c) (Cost $319,635)	319,635	$ 319,635
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $38,048,614)		43,879,259
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(132,126)
NET ASSETS - 100%		$ 43,747,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,182 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 241
Fidelity Securities Lending Cash Central Fund	10,779
Total	$ 11,020
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,198,725	$ 8,198,725	$ -	$ -
Consumer Staples	8,430,469	7,112,927	1,317,542	-
Energy	1,703,623	1,703,623	-	-
Financials	4,821,881	4,182,505	639,376	-
Health Care	2,051,477	2,051,477	-	-
Industrials	8,109,490	8,109,490	-	-
Information Technology	4,856,389	4,286,606	569,783	-
Materials	4,395,114	4,125,775	269,339	-
Telecommunication Services	992,456	992,456	-	-
Money Market Funds	319,635	319,635	-	-
Total Investments in Securities:	$ 43,879,259	$ 41,083,219	$ 2,796,040	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $38,410,682. Net unrealized appreciation aggregated $5,468,577, of which $6,275,790 related to appreciated investment securities and $807,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

September 30, 2012

1.856922.105

VMATP-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CHEMICALS - 60.1%
Commodity Chemicals - 2.4%
Arkema SA	3,255	$ 304,762
PetroLogistics LP	33,774	438,049
Westlake Chemical Corp.	13,500	986,310
		1,729,121
Diversified Chemicals - 17.7%
E.I. du Pont de Nemours & Co.	120,450	6,055,017
Eastman Chemical Co.	48,678	2,775,133
FMC Corp.	18,570	1,028,407
Lanxess AG	4,158	344,799
PPG Industries, Inc.	23,853	2,739,279
		12,942,635
Fertilizers & Agricultural Chemicals - 10.9%
CF Industries Holdings, Inc.	6,470	1,437,893
Monsanto Co.	66,075	6,014,147
Rentech Nitrogen Partners LP	14,175	549,423
		8,001,463
Industrial Gases - 5.7%
Air Products & Chemicals, Inc.	50,211	4,152,450
Specialty Chemicals - 23.4%
Albemarle Corp.	25,292	1,332,383
Ashland, Inc.	22,877	1,637,993
Celanese Corp. Class A	26,234	994,531
Cytec Industries, Inc.	10,168	666,207
Ecolab, Inc.	37,943	2,459,086
LyondellBasell Industries NV Class A	66,191	3,419,427
OMNOVA Solutions, Inc. (a)	12,158	92,036
Rockwood Holdings, Inc.	15,768	734,789
Sherwin-Williams Co.	16,158	2,406,088
Sigma Aldrich Corp.	24,015	1,728,360
W.R. Grace & Co. (a)	28,490	1,683,189
		17,154,089
TOTAL CHEMICALS		43,979,758
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	19,833	24,632
Swisher Hygiene, Inc. (Canada) (a)(d)	87,600	120,888
		145,520
CONSTRUCTION MATERIALS - 1.8%
Construction Materials - 1.8%
Martin Marietta Materials, Inc. (d)	16,000	1,325,920
CONTAINERS & PACKAGING - 8.1%
Metal & Glass Containers - 5.2%
Aptargroup, Inc.	27,787	1,436,866
Ball Corp.	41,942	1,774,566

	Shares	Value
Nampak Ltd.	4,100	$ 14,089
Silgan Holdings, Inc.	13,688	595,565
		3,821,086
Paper Packaging - 2.9%
Rock-Tenn Co. Class A	28,810	2,079,506
TOTAL CONTAINERS & PACKAGING		5,900,592
METALS & MINING - 20.2%
Diversified Metals & Mining - 8.3%
Copper Mountain Mining Corp. (a)	123,925	424,806
First Quantum Minerals Ltd.	42,800	912,074
Freeport-McMoRan Copper & Gold, Inc.	94,547	3,742,170
HudBay Minerals, Inc.	20,100	197,913
Iluka Resources Ltd.	7,074	72,865
Turquoise Hill Resources Ltd. (a)	81,405	693,073
		6,042,901
Gold - 6.8%
Allied Nevada Gold Corp. (a)	17,228	672,926
Franco-Nevada Corp.	11,100	654,303
Goldcorp, Inc.	22,700	1,042,293
Newmont Mining Corp.	31,110	1,742,471
Royal Gold, Inc.	8,999	898,640
		5,010,633
Steel - 5.1%
Carpenter Technology Corp.	19,700	1,030,704
Haynes International, Inc.	11,486	598,995
Nucor Corp.	18,784	718,676
Reliance Steel & Aluminum Co.	18,878	988,263
Steel Dynamics, Inc.	38,950	437,409
		3,774,047
TOTAL METALS & MINING		14,827,581
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Peabody Energy Corp.	19,500	434,655
PAPER & FOREST PRODUCTS - 3.0%
Paper Products - 3.0%
International Paper Co.	59,700	2,168,304
TOTAL COMMON STOCKS (Cost $59,672,856)		68,782,330
Convertible Bonds - 0.8%
	Principal Amount
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $569,500)	$ 569,500	569,500
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $49,992)	$ 50,000	$ 49,995
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	3,669,212	3,669,212
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,175,800	1,175,800
TOTAL MONEY MARKET FUNDS (Cost $4,845,012)		4,845,012
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $65,137,360)		74,246,837
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,065,742)
NET ASSETS - 100%		$ 73,181,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini Materials Select Sector Index Contracts	Dec. 2012	$ 772,600	$ 784

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,995.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,500 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,850
Fidelity Securities Lending Cash Central Fund	12,794
Total	$ 15,644
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 68,782,330	$ 68,757,698	$ 24,632	$ -
Convertible Bonds	569,500	-	-	569,500
U.S. Treasury Obligations	49,995	-	49,995	-
Money Market Funds	4,845,012	4,845,012	-	-
Total Investments in Securities:	$ 74,246,837	$ 73,602,710	$ 74,627	$ 569,500
Derivative Instruments:
Assets
Futures Contracts	$ 784	$ 784	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $65,519,981. Net unrealized appreciation aggregated $8,726,856, of which $13,091,158 related to appreciated investment securities and $4,364,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2012

1.808791.108

VIPRE-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	137,880	$ 3,201,574
Emeritus Corp. (a)	198,940	4,165,804
TOTAL HEALTH CARE FACILITIES		7,367,378
REAL ESTATE INVESTMENT TRUSTS - 93.5%
REITs - Apartments - 16.9%
Apartment Investment & Management Co. Class A	137,100	3,563,229
AvalonBay Communities, Inc.	36,292	4,935,349
Camden Property Trust (SBI)	178,913	11,538,099
Education Realty Trust, Inc.	749,500	8,169,550
Equity Residential (SBI)	137,801	7,927,692
Essex Property Trust, Inc.	93,360	13,839,686
Home Properties, Inc.	119,600	7,327,892
TOTAL REITS - APARTMENTS		57,301,497
REITs - Health Care Facilities - 11.2%
HCP, Inc.	250,525	11,143,352
Health Care REIT, Inc.	33,289	1,922,440
Ventas, Inc.	401,571	24,997,795
TOTAL REITS - HEALTH CARE FACILITIES		38,063,587
REITs - Hotels - 5.4%
Chesapeake Lodging Trust	289,709	5,756,518
Host Hotels & Resorts, Inc.	248,330	3,985,697
LaSalle Hotel Properties (SBI)	127,213	3,395,315
Sunstone Hotel Investors, Inc. (a)	469,332	5,162,652
TOTAL REITS - HOTELS		18,300,182
REITs - Industrial Buildings - 14.4%
DCT Industrial Trust, Inc.	450,100	2,912,147
First Potomac Realty Trust	104,500	1,345,960
Prologis, Inc.	572,967	20,071,034
Public Storage	162,489	22,613,594
Stag Industrial, Inc.	123,500	2,008,110
TOTAL REITS - INDUSTRIAL BUILDINGS		48,950,845
REITs - Malls - 16.9%
CBL & Associates Properties, Inc.	517,544	11,044,389
General Growth Properties, Inc.	249,300	4,856,364
Simon Property Group, Inc.	273,732	41,555,254
TOTAL REITS - MALLS		57,456,007
REITs - Management/Investment - 3.7%
Digital Realty Trust, Inc.	163,351	11,410,067

	Shares	Value
Lexington Corporate Properties Trust	41,000	$ 396,060
Retail Properties America, Inc.	71,078	804,603
TOTAL REITS - MANAGEMENT/INVESTMENT		12,610,730
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	53,500	2,360,420
REITs - Mortgage - 0.2%
Newcastle Investment Corp.	111,800	841,854
REITs - Office Buildings - 14.5%
Boston Properties, Inc.	148,374	16,411,648
Cousins Properties, Inc.	42,700	339,038
Douglas Emmett, Inc.	350,905	8,095,378
Highwoods Properties, Inc. (SBI)	239,993	7,828,572
SL Green Realty Corp.	187,159	14,985,821
Sovran Self Storage, Inc.	28,600	1,654,510
TOTAL REITS - OFFICE BUILDINGS		49,314,967
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	209,195	5,192,220
Cedar Shopping Centers, Inc.	293,328	1,548,772
Equity One, Inc.	469,058	9,878,361
Excel Trust, Inc.	35,762	408,402
Glimcher Realty Trust	406,999	4,301,979
Kimco Realty Corp.	210,000	4,256,700
Kite Realty Group Trust	267,715	1,365,347
Vornado Realty Trust	68,439	5,546,981
TOTAL REITS - SHOPPING CENTERS		32,498,762
TOTAL REAL ESTATE INVESTMENT TRUSTS		317,698,851
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)	198,520	3,146,542
Real Estate Services - 0.2%
CBRE Group, Inc. (a)	26,892	495,082
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,641,624
TOTAL COMMON STOCKS (Cost $256,983,661)		328,707,853
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $10,393,371)	10,393,371	$ 10,393,371
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $267,377,032)		339,101,224
NET OTHER ASSETS (LIABILITIES) - 0.2%		555,307
NET ASSETS - 100%		$ 339,656,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,880
Fidelity Securities Lending Cash Central Fund	18,366
Total	$ 30,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $268,839,166. Net unrealized appreciation aggregated $70,262,058, of which $76,865,555 related to appreciated investment securities and $6,603,497 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2012

1.807732.108

VCI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
BorgWarner, Inc. (a)	5,525	$ 381,833
Delphi Automotive PLC	6,142	190,402
		572,235
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
Owens Corning (a)	8,900	297,794
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Office Services & Supplies - 0.7%
Interface, Inc.	18,335	242,205
DISTRIBUTORS - 1.5%
Distributors - 1.5%
LKQ Corp. (a)	29,080	537,980
HOTELS, RESTAURANTS & LEISURE - 12.3%
Restaurants - 12.3%
BJ's Restaurants, Inc. (a)	1,717	77,866
Buffalo Wild Wings, Inc. (a)	3,300	282,942
Domino's Pizza, Inc.	13,800	520,260
McDonald's Corp.	14,858	1,363,222
Panera Bread Co. Class A (a)	1,335	228,138
Starbucks Corp.	6,042	306,632
Texas Roadhouse, Inc. Class A	12,243	209,355
Yum! Brands, Inc.	20,360	1,350,682
		4,339,097
HOUSEHOLD DURABLES - 5.0%
Homebuilding - 2.3%
Lennar Corp. Class A (d)	8,621	299,752
Ryland Group, Inc.	9,397	281,910
Toll Brothers, Inc. (a)	6,700	222,641
		804,303
Housewares & Specialties - 2.7%
Jarden Corp.	14,700	776,748
Tupperware Brands Corp.	3,181	170,470
		947,218
TOTAL HOUSEHOLD DURABLES		1,751,521
INTERNET & CATALOG RETAIL - 4.8%
Internet Retail - 4.8%
Amazon.com, Inc. (a)	3,144	799,582
Priceline.com, Inc. (a)	1,421	879,215
		1,678,797
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
eBay, Inc. (a)	4,500	217,845

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 1.3%
Brunswick Corp.	20,268	$ 458,665
MEDIA - 30.9%
Broadcasting - 3.2%
CBS Corp. Class B	17,620	640,135
Discovery Communications, Inc. (a)	8,400	500,892
		1,141,027
Cable & Satellite - 14.1%
Charter Communications, Inc. Class A (a)	5,300	397,871
Comcast Corp. Class A	80,646	2,884,705
DIRECTV (a)	25,080	1,315,697
Sirius XM Radio, Inc. (a)(d)	139,302	362,185
		4,960,458
Movies & Entertainment - 13.6%
News Corp. Class A	67,906	1,665,734
The Walt Disney Co.	38,321	2,003,422
Time Warner, Inc.	24,881	1,127,856
		4,797,012
TOTAL MEDIA		10,898,497
MULTILINE RETAIL - 7.7%
General Merchandise Stores - 7.7%
Dollar General Corp. (a)	17,435	898,600
Dollar Tree, Inc. (a)	18,900	912,398
Target Corp.	14,130	896,831
		2,707,829
SPECIALTY RETAIL - 27.8%
Apparel Retail - 6.0%
Abercrombie & Fitch Co. Class A	6,700	227,264
Ascena Retail Group, Inc. (a)	5,335	114,436
Limited Brands, Inc.	9,265	456,394
Ross Stores, Inc.	11,275	728,365
TJX Companies, Inc.	12,763	571,655
		2,098,114
Automotive Retail - 4.7%
AutoZone, Inc. (a)	1,650	609,956
CarMax, Inc. (a)	20,878	590,847
O'Reilly Automotive, Inc. (a)	5,600	468,272
		1,669,075
Home Improvement Retail - 2.6%
Lowe's Companies, Inc.	30,499	922,290
Homefurnishing Retail - 2.3%
Select Comfort Corp. (a)	11,300	356,515
Williams-Sonoma, Inc.	10,581	465,247
		821,762
Specialty Stores - 12.2%
Cabela's, Inc. Class A (a)	1,148	62,773
Dick's Sporting Goods, Inc.	16,665	864,080
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Hibbett Sports, Inc. (a)	5,800	$ 344,810
PetSmart, Inc.	10,866	749,537
Sally Beauty Holdings, Inc. (a)	21,300	534,417
Tiffany & Co., Inc.	7,997	494,854
Tractor Supply Co.	7,258	717,744
Ulta Salon, Cosmetics & Fragrance, Inc.	2,500	240,763
Vitamin Shoppe, Inc. (a)	5,120	298,598
		4,307,576
TOTAL SPECIALTY RETAIL		9,818,817
TEXTILES, APPAREL & LUXURY GOODS - 4.4%
Apparel, Accessories & Luxury Goods - 4.4%
Hanesbrands, Inc. (a)	13,656	435,353
PVH Corp.	5,400	506,088
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	3,994	222,985
VF Corp.	2,500	398,400
		1,562,826
TOTAL COMMON STOCKS (Cost $31,224,754)		35,084,108
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	236,706	$ 236,706
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	678,350	678,350
TOTAL MONEY MARKET FUNDS (Cost $915,056)		915,056
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $32,139,810)		35,999,164
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(714,194)
NET ASSETS - 100%		$ 35,284,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 576
Fidelity Securities Lending Cash Central Fund	14,693
Total	$ 15,269
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $32,414,901. Net unrealized appreciation aggregated $3,584,263, of which $4,238,171 related to appreciated investment securities and $653,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2012

1.864820.104

VIPEM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Bailiwick of Jersey - 0.7%
Randgold Resources Ltd. sponsored ADR	5,350	$ 658,050
Bermuda - 1.8%
Credicorp Ltd. (NY Shares)	8,100	1,014,768
Digital China Holdings Ltd. (H Shares)	233,000	371,403
Great Eagle Holdings Ltd.	128,000	390,403
TOTAL BERMUDA		1,776,574
Brazil - 10.7%
BR Malls Participacoes SA	47,100	654,021
CCR SA	58,100	525,902
Cetip SA - Mercados Organizado	28,100	368,706
Cielo SA	24,400	608,902
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	12,200	550,342
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	34,038	1,302,634
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,900	650,902
Companhia de Saneamento de Minas Gerais	20,000	454,803
Gerdau SA sponsored ADR	89,826	854,245
Itau Unibanco Banco Multiplo SA sponsored ADR	98,600	1,506,608
Mills Estruturas e Servicos de Engenharia SA	21,000	303,515
Multiplan Empreendimentos Imobiliarios SA	21,500	633,042
Multiplus SA	27,500	549,390
Totvs SA	8,300	172,407
Ultrapar Participacoes SA	34,600	778,447
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	138,200	689,892
TOTAL BRAZIL		10,603,758
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	55,788	156,750
Mail.ru Group Ltd. GDR (e)	14,800	494,172
TOTAL BRITISH VIRGIN ISLANDS		650,922
Canada - 0.7%
Africa Oil Corp. (a)	7,100	69,982
First Quantum Minerals Ltd.	30,500	649,959
TOTAL CANADA		719,941
Cayman Islands - 4.6%
Anta Sports Products Ltd.	190,000	146,040
Chailease Holding Co. Ltd.	171,000	322,378
Changyou.com Ltd. (A Shares) ADR	13,013	341,461
China Liansu Group Holdings Ltd.	533,000	277,703
Country Garden Holdings Co. Ltd.	45,572	17,749
ENN Energy Holdings Ltd.	60,000	252,642
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,153	533,049
KWG Property Holding Ltd.	159,500	88,451
MStar Semiconductor, Inc.	8,000	64,228

	Shares	Value
NetEase.com, Inc. sponsored ADR (a)	5,611	$ 315,002
SINA Corp. (a)	3,900	252,252
Tencent Holdings Ltd.	45,500	1,550,300
Vinda International Holdings Ltd.	278,000	382,902
TOTAL CAYMAN ISLANDS		4,544,157
Chile - 0.7%
CAP SA	7,922	276,063
Embotelladora Andina SA Class A	5,042	23,597
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	6,900	425,316
TOTAL CHILE		724,976
China - 4.4%
Air China Ltd. (H Shares)	216,000	135,939
China Communications Construction Co. Ltd. (H Shares)	748,000	604,840
China Communications Services Corp. Ltd. (H Shares)	1,112,000	643,906
China Minsheng Banking Corp. Ltd. (H Shares)	987,500	779,399
China Railway Construction Corp. Ltd. (H Shares)	300,500	268,952
China Shenhua Energy Co. Ltd. (H Shares)	125,000	485,230
Great Wall Motor Co. Ltd. (H Shares)	312,500	824,166
Huadian Power International Corp. Ltd. (H Shares) (a)	1,530,000	426,203
Yantai Changyu Pioneer Wine Co. (B Shares)	53,039	261,226
TOTAL CHINA		4,429,861
Colombia - 1.2%
Almacenes Exito SA	23,746	389,219
Ecopetrol SA ADR (d)	13,638	803,687
TOTAL COLOMBIA		1,192,906
Czech Republic - 0.4%
Philip Morris CR A/S	743	430,603
Hong Kong - 4.8%
China Mobile Ltd.	167,500	1,856,890
China Power International Development Ltd.	2,341,000	640,042
CNOOC Ltd.	724,000	1,469,966
Dah Chong Hong Holdings Ltd.	1,000	910
Guangdong Investment Ltd.	762,000	602,403
Shenzhen Investment Ltd.	212,000	49,213
Singamas Container Holdings Ltd.	472,000	115,656
TOTAL HONG KONG		4,735,080
India - 5.7%
GlaxoSmithKline Pharmaceuticals Ltd.	1,840	68,893
Hindustan Unilever Ltd.	90,142	929,957
ICICI Bank Ltd.	42,188	842,862
Jaypee Infratech Ltd.	119,437	116,931
Larsen & Toubro Ltd.	14,614	441,044
Common Stocks - continued
	Shares	Value
India - continued
Mahindra & Mahindra Financial Services Ltd. (a)	35,469	$ 601,585
Tata Consultancy Services Ltd.	26,983	660,882
Tata Motors Ltd. (a)	143,422	728,376
Tata Steel Ltd. (a)	58,346	442,089
Tech Mahindra Ltd.	9,415	172,970
Ultratech Cemco Ltd.	18,150	675,042
TOTAL INDIA		5,680,631
Indonesia - 8.3%
PT AKR Corporindo Tbk	116,000	51,515
PT Astra International Tbk	1,219,000	942,590
PT Bank Mandiri (Persero) Tbk	944,500	809,288
PT Bank Rakyat Indonesia Tbk	1,268,000	987,104
PT Bank Tabungan Negara Tbk	5,000	752
PT Bumi Serpong Damai Tbk	2,661,000	314,203
PT Ciputra Development Tbk	3,116,500	231,213
PT Gadjah Tunggal Tbk	434,000	103,171
PT Global Mediacom Tbk	1,284,000	275,046
PT Indocement Tunggal Prakarsa Tbk	282,000	599,654
PT Indofood Sukses Makmur Tbk	277,000	183,798
PT Jasa Marga Tbk	298,000	182,163
PT Media Nusantara Citra Tbk	455,000	123,615
PT Mitra Adiperkasa Tbk	586,500	392,225
PT Pembangunan Perumahan Persero Tbk	639,500	48,781
PT Resource Alam Indonesia Tbk	350,000	108,803
PT Semen Gresik (Persero) Tbk	265,000	400,130
PT Sumber Alfaria Trijaya Tbk	251,000	144,253
PT Summarecon Agung Tbk	1,909,000	335,122
PT Telkomunikasi Indonesia Tbk Series B	663,000	650,815
PT Tower Bersama Infrastructure Tbk (a)	1,769,500	822,807
PT Wijaya Karya Persero Tbk	434,500	54,937
PT Xl Axiata Tbk	679,500	472,170
TOTAL INDONESIA		8,234,155
Ireland - 0.2%
Dragon Oil PLC	25,805	252,103
Israel - 0.4%
Israel Chemicals Ltd.	33,110	401,410
Kazakhstan - 0.3%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	18,583	342,856
Korea (South) - 20.5%
Cheil Worldwide, Inc.	16,110	342,113
CJ Corp.	2,540	229,215
Cosmax, Inc.	3,870	141,954
DGB Financial Group Co. Ltd.	16,190	213,702
Dongbu Insurance Co. Ltd.	12,462	541,597
Grand Korea Leisure Co. Ltd.	9,690	255,373
Hana Financial Group, Inc.	29,740	909,288
Honam Petrochemical Corp.	2,572	613,167
Hotel Shilla Co.	12,345	614,107

	Shares	Value
Hyundai Glovis Co. Ltd.	1,109	$ 242,479
Hyundai Heavy Industries Co. Ltd.	2,654	601,736
Hyundai Hysco Co. Ltd.	17,460	739,997
Hyundai Motor Co.	8,040	1,819,282
Hyundai Wia Corp.	2,746	462,323
Industrial Bank of Korea	35,880	394,668
Interflex Co. Ltd.	3,218	193,600
Kia Motors Corp.	18,020	1,122,943
Korea Zinc Co. Ltd.	1,569	688,226
KT Corp.	17,670	557,040
KT&G Corp.	8,220	625,171
LG Chemical Ltd.	3,093	920,676
Lotte Samkang Co. Ltd.	720	369,158
Paradise Co. Ltd.	37,285	604,303
Samsung C&T Corp.	6,692	396,591
Samsung Electronics Co. Ltd.	4,188	5,061,687
Samsung Heavy Industries Ltd.	15,920	538,924
Silicon Works Co. Ltd.	7,273	191,675
SK Energy Co. Ltd.	2,649	400,798
Sung Kwang Bend Co. Ltd.	16,987	401,921
TK Corp. (a)	6,292	169,776
TOTAL KOREA (SOUTH)		20,363,490
Malaysia - 0.3%
Malayan Banking Bhd	96,700	285,054
Mexico - 1.9%
CEMEX SA de CV sponsored ADR	125,724	1,047,281
Corporacion Inmobiliaria Vesta SAB de CV	62,200	92,732
Grupo Financiero Banorte SAB de CV Series O	134,700	761,417
TOTAL MEXICO		1,901,430
Netherlands - 0.4%
Yandex NV (a)	18,200	438,802
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	119,661	741,898
Panama - 0.9%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	15,311	338,220
Copa Holdings SA Class A	6,300	512,001
TOTAL PANAMA		850,221
Philippines - 1.6%
International Container Terminal Services, Inc.	151,600	256,092
Manila Water Co., Inc.	193,400	125,298
Philippine National Bank (a)	222,080	390,339
PUREGOLD Price Club, Inc.	365,100	260,191
Security Bank Corp.	146,180	575,249
TOTAL PHILIPPINES		1,607,169
Poland - 0.6%
Bank Polska Kasa Opieki SA	11,400	561,522
Common Stocks - continued
	Shares	Value
Russia - 5.8%
Cherkizovo Group OJSC GDR (a)	22,002	$ 248,623
M Video OJSC (a)	18,430	153,094
Mechel Steel Group OAO sponsored ADR (d)	12,600	88,704
Mobile TeleSystems OJSC sponsored ADR	46,600	816,432
NOVATEK OAO GDR (Reg. S)	8,898	1,052,633
Raspadskaya OAO (a)	37,480	101,380
Sberbank (Savings Bank of the Russian Federation)	535,700	1,564,083
Tatneft OAO sponsored ADR	19,500	808,665
TNK-BP Holding	133,300	360,566
Uralkali OJSC GDR (Reg. S)	13,600	562,632
TOTAL RUSSIA		5,756,812
Singapore - 1.0%
First Resources Ltd.	359,000	617,251
Keppel Corp. Ltd.	43,000	399,446
TOTAL SINGAPORE		1,016,697
South Africa - 4.0%
African Bank Investments Ltd.	169,500	673,072
AVI Ltd.	57,477	412,691
Foschini Ltd.	39,423	599,231
Imperial Holdings Ltd.	31,838	717,283
Life Healthcare Group Holdings Ltd.	174,700	666,433
Mpact Ltd.	56,747	129,203
Mr Price Group Ltd.	37,300	564,631
Tongaat Hulett Ltd.	11,644	195,512
TOTAL SOUTH AFRICA		3,958,056
Taiwan - 3.8%
ASUSTeK Computer, Inc.	79,000	857,788
Chipbond Technology Corp.	140,000	221,934
Far EasTone Telecommunications Co. Ltd.	242,000	598,132
MediaTek, Inc.	64,910	684,882
Novatek Microelectronics Corp.	101,000	364,981
Radiant Opto-Electronics Corp.	89,340	386,806
Unified-President Enterprises Corp.	380,890	675,222
TOTAL TAIWAN		3,789,745
Thailand - 4.5%
Advanced Info Service PCL (For. Reg.)	150,800	1,048,447
Asian Property Development PCL (For. Reg.)	1,113,500	327,394
Bangkok Bank Public Co. Ltd. (For. Reg.)	68,500	447,320
Bangkok Expressway PCL (For.Reg.)	466,000	446,621
Bumrungrad Hospital PCL (For. Reg.)	58,700	156,381
Hemaraj Land & Development PCL	510,300	52,389
PTT PCL (For. Reg.)	90,700	969,470
Siam Commercial Bank PCL (For. Reg.)	186,900	1,023,153
TOTAL THAILAND		4,471,175

	Shares	Value
Turkey - 2.6%
Coca-Cola Icecek A/S	23,115	$ 432,140
Turk Hava Yollari AO (a)	132,000	276,155
Turkiye Garanti Bankasi A/S	190,000	792,878
Turkiye Halk Bankasi A/S	77,902	606,832
Turkiye Is Bankasi A/S Series C	153,000	480,134
TOTAL TURKEY		2,588,139
United Arab Emirates - 0.2%
NMC Health PLC	60,781	177,650
United Kingdom - 1.9%
Afren PLC (a)	50,300	113,795
International Personal Finance PLC	159,870	773,700
Ophir Energy PLC (a)	54,051	530,672
Tullow Oil PLC	23,500	519,885
TOTAL UNITED KINGDOM		1,938,052
TOTAL COMMON STOCKS (Cost $79,758,406)		95,823,895
Nonconvertible Preferred Stocks - 0.8%

Russia - 0.8%
Surgutneftegaz JSC (Cost $758,535)	1,143,800	764,159
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g) (Cost $67,416)	$ 65,000	67,412
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,796,333	2,796,333
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	722,500	722,500
TOTAL MONEY MARKET FUNDS (Cost $3,518,833)		3,518,833
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $84,103,190)		100,174,299
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(700,989)
NET ASSETS - 100%		$ 99,473,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $494,172 or 0.5% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,412 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 67,416
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,483
Fidelity Securities Lending Cash Central Fund	5,450
Total	$ 6,933
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,790,822	$ 10,062,446	$ 728,376	$ -
Consumer Staples	8,576,444	8,576,444	-	-
Energy	10,364,766	8,894,800	1,469,966	-
Financials	22,493,508	21,650,646	842,862	-
Health Care	1,069,357	1,069,357	-	-
Industrials	8,148,225	8,148,225	-	-
Information Technology	13,406,134	13,406,134	-	-
Materials	11,119,866	11,119,866	-	-
Telecommunication Services	7,466,639	4,401,894	3,064,745	-
Utilities	3,152,293	3,152,293	-	-
Corporate Bonds	67,412	-	-	67,412
Money Market Funds	3,518,833	3,518,833	-	-
Total Investments in Securities:	$ 100,174,299	$ 94,000,938	$ 6,105,949	$ 67,412
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $84,342,230. Net unrealized appreciation aggregated $15,832,069, of which $17,857,638 related to appreciated investment securities and $2,025,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

September 30, 2012

1.807722.108

VNR-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 0.9%
Specialty Chemicals - 0.9%
LyondellBasell Industries NV Class A	56,690	$ 2,928,605
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	76,943	1,843,554
ENERGY EQUIPMENT & SERVICES - 22.6%
Oil & Gas Drilling - 6.7%
Discovery Offshore S.A. (a)(e)	347,710	682,808
Ensco PLC Class A	96,676	5,274,643
Noble Corp.	288,270	10,314,301
Northern Offshore Ltd.	173,621	312,154
Ocean Rig UDW, Inc. (United States)	81,400	1,327,634
Rowan Companies PLC (a)	98,400	3,322,968
Tuscany International Drilling, Inc. (a)	554,500	129,727
Vantage Drilling Co. (a)	490,300	902,152
		22,266,387
Oil & Gas Equipment & Services - 15.9%
Anton Oilfield Services Group	216,000	50,420
Cameron International Corp. (a)	44,700	2,506,329
Compagnie Generale de Geophysique SA (a)(d)	62,800	2,016,857
Compagnie Generale de Geophysique SA rights 10/12/12 (a)	62,800	101,361
Core Laboratories NV	5,700	692,436
FMC Technologies, Inc. (a)	48,100	2,227,030
Forum Energy Technologies, Inc.	6,900	167,808
Fugro NV (Certificaten Van Aandelen) unit	93,743	6,374,978
Gulfmark Offshore, Inc. Class A (a)	71,273	2,354,860
Halliburton Co.	121,755	4,101,926
McDermott International, Inc. (a)	80,791	987,266
National Oilwell Varco, Inc.	207,255	16,603,198
Oil States International, Inc. (a)	41,510	3,298,385
Schlumberger Ltd.	136,381	9,864,438
Superior Energy Services, Inc. (a)	26,954	553,096
Total Energy Services, Inc.	27,900	451,803
Weatherford International Ltd. (a)	80,042	1,014,933
		53,367,124
TOTAL ENERGY EQUIPMENT & SERVICES		75,633,511
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	34,746	0
OIL, GAS & CONSUMABLE FUELS - 75.0%
Coal & Consumable Fuels - 1.2%
Cloud Peak Energy, Inc. (a)	42,500	769,250
Peabody Energy Corp.	143,357	3,195,428
		3,964,678

	Shares	Value
Integrated Oil & Gas - 37.6%
Chevron Corp.	322,791	$ 37,624,516
ENI SpA sponsored ADR (d)	38,084	1,669,603
Exxon Mobil Corp.	367,108	33,572,027
Hess Corp.	229,836	12,346,790
InterOil Corp. (a)(d)	29,760	2,299,258
Murphy Oil Corp.	73,466	3,944,390
Occidental Petroleum Corp.	264,186	22,735,847
Royal Dutch Shell PLC Class A sponsored ADR	66,315	4,602,924
Suncor Energy, Inc.	216,200	7,112,103
		125,907,458
Oil & Gas Exploration & Production - 26.0%
Anadarko Petroleum Corp.	73,115	5,112,201
Apache Corp.	63,897	5,525,174
Bill Barrett Corp. (a)	13,900	344,303
BPZ Energy, Inc. (a)	131,626	376,450
C&C Energia Ltd. (a)	61,000	396,491
Cabot Oil & Gas Corp.	228,875	10,276,488
Canadian Natural Resources Ltd.	51,910	1,601,496
Cobalt International Energy, Inc. (a)	69,687	1,551,929
Comstock Resources, Inc. (a)	162,500	2,986,750
Concho Resources, Inc. (a)	38,844	3,680,469
Energen Corp.	25,500	1,336,455
EOG Resources, Inc.	60,932	6,827,431
EQT Corp.	200,474	11,827,966
EV Energy Partners LP	30,319	1,883,416
Gran Tierra Energy, Inc. (Canada) (a)	197,600	1,021,064
Halcon Resources Corp. (f)	150,000	1,099,500
Harvest Natural Resources, Inc. (a)(d)	64,400	574,448
Kodiak Oil & Gas Corp. (a)	41,000	383,760
Marathon Oil Corp.	135,155	3,996,533
Midstates Petroleum Co., Inc.	98,200	849,430
Noble Energy, Inc.	73,406	6,805,470
Northern Oil & Gas, Inc. (a)	41,100	698,289
Painted Pony Petroleum Ltd. (a)(e)	2,500	27,490
Pioneer Natural Resources Co.	73,903	7,715,473
Plains Exploration & Production Co. (a)	28,700	1,075,389
QEP Resources, Inc.	11,100	351,426
Range Resources Corp.	9,700	677,739
Rosetta Resources, Inc. (a)	97,121	4,652,096
SM Energy Co.	59,508	3,219,978
TAG Oil Ltd. (a)	37,900	278,342
TAG Oil Ltd. (e)	5,900	43,330
		87,196,776
Oil & Gas Refining & Marketing - 7.5%
Calumet Specialty Products Partners LP	60,430	1,933,760
Marathon Petroleum Corp.	111,273	6,074,393
Northern Tier Energy LP Class A	93,100	1,966,272
Phillips 66	37,874	1,756,217
Tesoro Corp.	218,977	9,175,136
Valero Energy Corp.	133,766	4,237,707
		25,143,485
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 2.7%
Atlas Energy LP	16,063	$ 554,816
Atlas Pipeline Partners, LP	54,860	1,870,726
Cheniere Energy, Inc. (a)	36,545	568,275
Markwest Energy Partners LP	17,800	968,676
Tesoro Logistics LP	37,500	1,623,750
The Williams Companies, Inc.	98,430	3,442,097
		9,028,340
TOTAL OIL, GAS & CONSUMABLE FUELS		251,240,737
TOTAL COMMON STOCKS (Cost $299,548,218)		331,646,407
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.17% (b)	419,565	419,565
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,150,475	6,150,475
TOTAL MONEY MARKET FUNDS (Cost $6,570,040)		6,570,040
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $306,118,258)		338,216,447
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(3,347,223)
NET ASSETS - 100%		$ 334,869,224
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,628 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,099,500 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,006
Fidelity Securities Lending Cash Central Fund	43,921
Total	$ 47,927
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 331,646,407	$ 329,629,550	$ 2,016,857	$ -
Money Market Funds	6,570,040	6,570,040	-	-
Total Investments in Securities:	$ 338,216,447	$ 336,199,590	$ 2,016,857	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $309,116,627. Net unrealized appreciation aggregated $29,099,820, of which $54,182,984 related to appreciated investment securities and $25,083,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2012

1.807734.108

VFS-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CAPITAL MARKETS - 11.2%
Asset Management & Custody Banks - 8.0%
A.F.P. Provida SA sponsored ADR	2,500	$ 228,700
Affiliated Managers Group, Inc. (a)	64	7,872
Ameriprise Financial, Inc.	100	5,669
Apollo Global Management LLC Class A	41,482	608,126
Ares Capital Corp.	29,100	498,774
Bank of New York Mellon Corp.	1,731	39,155
BlackRock, Inc. Class A	37	6,597
Cetip SA - Mercados Organizado	16,000	209,940
Fortress Investment Group LLC	19,100	84,422
Franklin Resources, Inc.	917	114,689
Invesco Ltd.	177	4,423
Janus Capital Group, Inc.	76,500	722,160
Julius Baer Group Ltd.	70	2,441
Legg Mason, Inc.	162	3,998
Northern Trust Corp.	100	4,642
State Street Corp.	2,473	103,767
The Blackstone Group LP	53,252	760,439
		3,405,814
Diversified Capital Markets - 0.6%
Credit Suisse Group sponsored ADR	140	2,961
HFF, Inc. (a)	4,127	61,492
UBS AG (NY Shares)	14,230	173,321
		237,774
Investment Banking & Brokerage - 2.6%
Charles Schwab Corp.	200	2,558
E*TRADE Financial Corp. (a)	395	3,480
Evercore Partners, Inc. Class A	20,566	555,282
GFI Group, Inc.	111,319	353,994
Goldman Sachs Group, Inc.	93	10,572
Greenhill & Co., Inc.	200	10,350
Investment Technology Group, Inc. (a)	404	3,515
Knight Capital Group, Inc. Class A (a)	14,700	39,396
Lazard Ltd. Class A	105	3,069
Macquarie Group Ltd.	91	2,686
Monex Group, Inc.	10	1,643
Morgan Stanley	6,445	107,889
Nomura Holdings, Inc. sponsored ADR	900	3,204
		1,097,638
TOTAL CAPITAL MARKETS		4,741,226
COMMERCIAL BANKS - 13.0%
Diversified Banks - 6.0%
Banco ABC Brasil SA	3,000	17,906
Banco Bradesco SA (PN) sponsored ADR	12,500	200,875
Banco Macro SA sponsored ADR (a)	400	5,672
Banco Pine SA	25	181
Banco Santander Chile sponsored ADR	100	7,324
Banco Santander SA (Spain) sponsored ADR	600	4,476
Banco Santander SA (Brasil) ADR	10,510	77,459

	Shares	Value
BanColombia SA sponsored ADR	10,915	$ 651,735
Bangkok Bank Public Co. Ltd. (For. Reg.)	7,700	50,283
Bank of Baroda	2,474	37,304
Bank of the Philippine Islands (BPI)	4,810	9,210
Barclays PLC sponsored ADR (d)	30,540	423,590
BBVA Banco Frances SA sponsored ADR (a)	500	2,050
BNP Paribas SA	100	4,752
China CITIC Bank Corp. Ltd. (H Shares)	7,000	3,322
Comerica, Inc.	3,767	116,965
CorpBanca SA sponsored ADR	100	1,808
Credicorp Ltd. (NY Shares)	400	50,112
Development Credit Bank Ltd. (a)	8,228	6,835
Grupo Financiero Banorte SAB de CV Series O	24,100	136,230
Grupo Financiero Galicia SA sponsored ADR (a)(d)	400	2,316
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	7,440
Hana Financial Group, Inc.	960	29,352
Hong Leong Bank Bhd	1,100	4,823
HSBC Holdings PLC sponsored ADR	100	4,646
ICICI Bank Ltd. sponsored ADR	100	4,014
Industrial & Commercial Bank of China Ltd. (H Shares)	1,000	591
Intesa Sanpaolo SpA	2,880	4,378
Itau Unibanco Banco Multiplo SA sponsored ADR	106	1,620
KB Financial Group, Inc.	880	31,129
Malayan Banking Bhd	31,885	93,991
National Australia Bank Ltd.	59	1,560
Nordea Bank AB	200	1,978
PT Bank Bukopin Tbk	1,482,500	99,143
PT Bank Central Asia Tbk	3,000	2,476
Raiffeisen International Bank-Holding AG	300	10,866
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	200	2,330
Standard Chartered PLC (United Kingdom)	187	4,228
Sumitomo Mitsui Financial Group, Inc.	500	15,579
Swedbank AB (A Shares)	200	3,757
The Jammu & Kashmir Bank Ltd.	1,677	29,562
The Toronto-Dominion Bank	1,500	125,099
U.S. Bancorp	1,800	61,740
UniCredit SpA (a)	150	623
United Overseas Bank Ltd.	13,000	208,157
Wells Fargo & Co.	87	3,004
Yes Bank Ltd.	624	4,506
		2,566,997
Regional Banks - 7.0%
Alerus Financial Corp.	126	3,742
Banco Daycoval SA (PN)	4,500	24,195
BancTrust Financial Group, Inc. (a)	7,400	22,274
Bank of Hawaii Corp.	100	4,562
Bank of the Ozarks, Inc.	3,100	106,857
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
BankUnited, Inc.	100	$ 2,461
BB&T Corp.	200	6,632
Boston Private Financial Holdings, Inc.	500	4,795
Bridge Capital Holdings (a)	11,030	170,524
BS Financial Group, Inc.	21,430	230,912
Canadian Western Bank, Edmonton (d)	2,200	67,045
Cascade Bancorp (a)	200	1,056
CIT Group, Inc. (a)	1,055	41,556
Citizens & Northern Corp.	100	1,961
City Holding Co.	100	3,584
City National Corp.	100	5,151
CNB Financial Corp., Pennsylvania	200	3,502
CoBiz, Inc.	58,220	407,540
Commerce Bancshares, Inc.	200	8,066
Fifth Third Bancorp	11,163	173,138
First Business Finance Services, Inc.	200	4,818
First Commonwealth Financial Corp.	7,400	52,170
First Interstate Bancsystem, Inc.	30,020	449,099
First Midwest Bancorp, Inc., Delaware	300	3,765
First Republic Bank	1,286	44,316
FirstMerit Corp.	200	2,946
FNB Corp., Pennsylvania	400	4,484
Glacier Bancorp, Inc.	277	4,316
Huntington Bancshares, Inc.	31,692	218,675
KeyCorp	321	2,806
Landmark Bancorp, Inc.	93	1,902
MidWestOne Financial Group, Inc.	2	43
Northrim Bancorp, Inc.	462	9,305
Pacific Continental Corp.	9,553	85,308
PNC Financial Services Group, Inc.	1,276	80,516
PrivateBancorp, Inc.	300	4,797
PT Bank Tabungan Negara Tbk	472,000	71,022
Regions Financial Corp.	691	4,982
Savannah Bancorp, Inc. (a)	3,451	34,475
SCBT Financial Corp.	200	8,056
SunTrust Banks, Inc.	115	3,251
Susquehanna Bancshares, Inc.	15,356	160,624
SVB Financial Group (a)	24	1,451
Synovus Financial Corp. (d)	7,581	17,967
TCF Financial Corp.	355	4,239
Texas Capital Bancshares, Inc. (a)	693	34,449
UMB Financial Corp.	1,100	53,548
Valley National Bancorp	1,260	12,625
Virginia Commerce Bancorp, Inc. (a)	800	7,000
Washington Trust Bancorp, Inc.	2,400	63,048
Webster Financial Corp.	2,145	50,837

	Shares	Value
Western Alliance Bancorp. (a)	16,369	$ 166,964
Zions Bancorporation	42	868
		2,954,225
TOTAL COMMERCIAL BANKS		5,521,222
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	2,923
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	1,800	11,844
CONSUMER FINANCE - 3.0%
Consumer Finance - 3.0%
American Express Co.	100	5,686
Capital One Financial Corp.	12,594	717,984
DFC Global Corp. (a)	800	13,720
Discover Financial Services	600	23,838
EZCORP, Inc. (non-vtg.) Class A (a)	6,492	148,862
First Cash Financial Services, Inc. (a)	1,610	74,076
Green Dot Corp. Class A (a)	198	2,422
International Personal Finance PLC	65	315
Nelnet, Inc. Class A	200	4,748
Netspend Holdings, Inc. (a)	299	2,939
PT Clipan Finance Indonesia Tbk	77,000	3,218
Regional Management Corp.	4,200	72,450
SLM Corp.	12,680	199,330
		1,269,588
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	643	20,255
DIVERSIFIED FINANCIAL SERVICES - 10.5%
Other Diversified Financial Services - 4.9%
Bank of America Corp.	11,842	104,565
Citigroup, Inc.	54,153	1,771,881
JPMorgan Chase & Co.	5,241	212,156
		2,088,602
Specialized Finance - 5.6%
BM&F Bovespa SA	500	3,021
CBOE Holdings, Inc.	22,418	659,538
CME Group, Inc.	3,651	209,202
IntercontinentalExchange, Inc. (a)	72	9,606
MarketAxess Holdings, Inc.	300	9,480
Moody's Corp.	1,919	84,762
NYSE Euronext	100	2,465
PHH Corp. (a)(d)	29,504	600,406
The NASDAQ Stock Market, Inc.	33,000	768,735
		2,347,215
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,435,817
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	300	$ 4,275
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	108	5,008
MGM Mirage, Inc. (a)	204	2,193
		7,201
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	200	7,702
PulteGroup, Inc. (a)	500	7,750
		15,452
INSURANCE - 14.8%
Insurance Brokers - 0.5%
Aon PLC	100	5,229
Brasil Insurance Participacoes e Administracao SA	5,100	47,925
Marsh & McLennan Companies, Inc.	2,800	95,004
National Financial Partners Corp. (a)	2,700	45,630
		193,788
Life & Health Insurance - 1.4%
AIA Group Ltd.	23,400	87,214
Citizens, Inc. Class A (a)	500	5,245
CNO Financial Group, Inc.	500	4,825
Delta Lloyd NV	311	4,742
Lincoln National Corp.	200	4,838
MetLife, Inc.	6,913	238,222
Phoenix Companies, Inc. (a)	65	1,994
Ping An Insurance Group Co. China Ltd. (H Shares)	1,000	7,557
Prudential Financial, Inc.	3,781	206,102
Resolution Ltd.	700	2,454
StanCorp Financial Group, Inc.	1,200	37,488
Symetra Financial Corp.	200	2,460
Unum Group	200	3,844
		606,985
Multi-Line Insurance - 3.8%
American International Group, Inc. (a)	41,061	1,346,390
Assurant, Inc.	3,580	133,534
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	38,626
Genworth Financial, Inc. Class A (a)	773	4,043
Hartford Financial Services Group, Inc.	1,400	27,216
Loews Corp.	800	33,008
Porto Seguro SA	3,900	39,226
		1,622,043
Property & Casualty Insurance - 7.3%
ACE Ltd.	18,296	1,383,178
Allied World Assurance Co. Holdings Ltd.	700	54,075

	Shares	Value
Allstate Corp.	100	$ 3,961
Arch Capital Group Ltd. (a)	3,893	162,260
Assured Guaranty Ltd.	200	2,724
Axis Capital Holdings Ltd.	2,500	87,300
Berkshire Hathaway, Inc. Class B (a)	33	2,911
Erie Indemnity Co. Class A	100	6,427
Fidelity National Financial, Inc. Class A	200	4,278
First American Financial Corp.	2,139	46,352
The Travelers Companies, Inc.	15,505	1,058,371
W.R. Berkley Corp.	1,300	48,737
XL Group PLC Class A	9,226	221,701
		3,082,275
Reinsurance - 1.8%
Everest Re Group Ltd.	2,000	213,920
Montpelier Re Holdings Ltd.	200	4,426
Platinum Underwriters Holdings Ltd.	2,200	89,914
RenaissanceRe Holdings Ltd.	3,200	246,528
Swiss Re Ltd.	67	4,306
Validus Holdings Ltd.	6,019	204,104
		763,198
TOTAL INSURANCE		6,268,289
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	36	45
eBay, Inc. (a)	89	4,308
		4,353
IT SERVICES - 7.9%
Data Processing & Outsourced Services - 7.9%
Alliance Data Systems Corp. (a)	57	8,091
Cielo SA	120	2,995
Fidelity National Information Services, Inc.	200	6,244
Fiserv, Inc. (a)	89	6,589
Global Cash Access Holdings, Inc. (a)	4,300	34,615
Jack Henry & Associates, Inc.	9,980	378,242
MoneyGram International, Inc. (a)	100	1,494
The Western Union Co.	30,225	550,700
Total System Services, Inc.	26,598	630,373
Vantiv, Inc.	28,852	621,761
VeriFone Systems, Inc. (a)	39,403	1,097,374
		3,338,478
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	100	7,003
Cognizant Technology Solutions Corp. Class A (a)	50	3,496
		10,499
TOTAL IT SERVICES		3,348,977
Common Stocks - continued
	Shares	Value
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	200	$ 23,128
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	100	5,459
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	65	3,028
REAL ESTATE INVESTMENT TRUSTS - 31.8%
Diversified REITs - 0.4%
American Assets Trust, Inc.	1,800	48,222
Duke Realty LP	7,200	105,840
		154,062
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	14,600	94,462
First Potomac Realty Trust	263	3,387
Prologis, Inc.	8,406	294,462
Stag Industrial, Inc.	300	4,878
		397,189
Mortgage REITs - 1.9%
American Capital Agency Corp.	9,957	344,413
American Capital Mortgage Investment Corp.	400	10,052
Invesco Mortgage Capital, Inc.	14,800	297,924
PennyMac Mortgage Investment Trust	200	4,674
Two Harbors Investment Corp.	10,800	126,900
		783,963
Office REITs - 4.9%
Boston Properties, Inc.	5,503	608,687
Corporate Office Properties Trust (SBI)	1,800	43,146
Douglas Emmett, Inc.	25,800	595,206
Highwoods Properties, Inc. (SBI)	5,266	171,777
Kilroy Realty Corp.	1,200	53,736
Lexington Corporate Properties Trust	55,065	531,928
MPG Office Trust, Inc. (a)(d)	1,200	4,020
SL Green Realty Corp.	700	56,049
		2,064,549
Residential REITs - 7.6%
American Campus Communities, Inc.	2,700	118,476
Apartment Investment & Management Co. Class A	20,497	532,717
AvalonBay Communities, Inc.	2,900	394,371
BRE Properties, Inc.	100	4,689
Camden Property Trust (SBI)	5,200	335,348
Campus Crest Communities, Inc.	300	3,240
Colonial Properties Trust (SBI)	13,700	288,385
Equity Lifestyle Properties, Inc.	5,100	347,412
Equity Residential (SBI)	8,100	465,993
Essex Property Trust, Inc.	1,352	200,420

	Shares	Value
Home Properties, Inc.	2,600	$ 159,302
Post Properties, Inc.	5,300	254,188
UDR, Inc.	4,605	114,296
		3,218,837
Retail REITs - 1.5%
Federal Realty Investment Trust (SBI)	1,706	179,642
Glimcher Realty Trust	78	824
Kimco Realty Corp.	200	4,054
Realty Income Corp. (d)	3,700	151,293
Simon Property Group, Inc.	2,053	311,666
Urstadt Biddle Properties, Inc. Class A	300	6,069
		653,548
Specialized REITs - 14.6%
American Tower Corp.	100	7,139
Big Yellow Group PLC	321,580	1,630,562
CubeSmart	200	2,574
DiamondRock Hospitality Co.	4,400	42,372
HCP, Inc.	33,501	1,490,124
Health Care REIT, Inc.	18,400	1,062,600
Host Hotels & Resorts, Inc.	600	9,630
National Health Investors, Inc.	2,300	118,312
Plum Creek Timber Co., Inc.	200	8,768
Potlatch Corp.	500	18,685
Rayonier, Inc.	5,500	269,555
Sovran Self Storage, Inc.	200	11,570
Strategic Hotel & Resorts, Inc. (a)	59,263	356,171
Sunstone Hotel Investors, Inc. (a)	6,100	67,100
Ventas, Inc.	16,778	1,044,431
Weyerhaeuser Co.	1,639	42,843
		6,182,436
TOTAL REAL ESTATE INVESTMENT TRUSTS		13,454,584
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Diversified Real Estate Activities - 0.7%
Tejon Ranch Co. (a)	2,223	66,779
The St. Joe Co. (a)(d)	10,670	208,065
		274,844
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	2,000	8,605
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	100	1,389
Castellum AB	200	2,705
Forest City Enterprises, Inc. Class A (a)	2,800	44,380
Thomas Properties Group, Inc.	500	2,910
		51,384
Real Estate Services - 0.0%
CBRE Group, Inc. (a)	198	3,645
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - continued
Jones Lang LaSalle, Inc.	88	$ 6,719
Kennedy-Wilson Holdings, Inc.	500	6,985
		17,349
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		352,182
SPECIALTY RETAIL - 1.5%
Computer & Electronics Retail - 1.5%
Rent-A-Center, Inc.	17,444	611,936
Home Improvement Retail - 0.0%
Home Depot, Inc.	100	6,037
TOTAL SPECIALTY RETAIL		617,973
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	200	1,764
Cape Bancorp, Inc. (a)	300	2,808
Cheviot Financial Corp.	2,077	18,693
Eagle Bancorp Montana, Inc.	175	1,876
Hudson City Bancorp, Inc.	200	1,592
People's United Financial, Inc.	200	2,428
Washington Mutual, Inc. (a)	16,757	0
WMI Holdings Corp. (a)	575	293
		29,454
TOTAL COMMON STOCKS (Cost $38,590,248)		40,137,230
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
COMMERCIAL BANKS - 0.2%
Diversified Banks - 0.2%
Texas Capital Bancshares, Inc. 6.50% (a) (Cost $65,000)	2,600	$ 66,690
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.17% (b)	1,794,047	1,794,047
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	585,614	585,614
TOTAL MONEY MARKET FUNDS (Cost $2,379,661)		2,379,661
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $41,034,909)		42,583,581
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(209,325)
NET ASSETS - 100%		$ 42,374,256
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,825
Fidelity Securities Lending Cash Central Fund	4,659
Total	$ 7,484
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 40,137,230	$ 40,090,522	$ 46,708	$ -
Nonconvertible Preferred Stocks	66,690	-	66,690	-
Money Market Funds	2,379,661	2,379,661	-	-
Total Investments in Securities:	$ 42,583,581	$ 42,470,183	$ 113,398	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $41,608,652. Net unrealized appreciation aggregated $974,929, of which $2,456,146 related to appreciated investment securities and $1,481,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2012

1.808784.108

VIPGR-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	1,600	$ 46,848
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	17,982	634,765
Chipotle Mexican Grill, Inc. (a)	524	166,391
Las Vegas Sands Corp.	10,337	479,327
McDonald's Corp.	9,059	831,163
Starbucks Corp.	17,300	877,975
		2,989,621
Household Durables - 0.9%
Toll Brothers, Inc. (a)	14,495	481,669
Whirlpool Corp.	6,900	572,079
		1,053,748
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	7,106	1,807,198
Priceline.com, Inc. (a)	1,200	742,476
		2,549,674
Media - 2.9%
Comcast Corp. Class A	58,186	2,081,313
Discovery Communications, Inc. (a)	9,818	585,447
Time Warner, Inc.	12,856	582,762
		3,249,522
Specialty Retail - 5.3%
American Eagle Outfitters, Inc.	6,302	132,846
Ascena Retail Group, Inc. (a)	14,875	319,069
AutoZone, Inc. (a)	800	295,736
Dick's Sporting Goods, Inc.	11,300	585,905
DSW, Inc. Class A	10,072	672,004
GNC Holdings, Inc.	13,700	533,889
Home Depot, Inc.	36,174	2,183,824
Limited Brands, Inc.	10,100	497,526
Lowe's Companies, Inc.	18,320	553,997
TJX Companies, Inc.	4,950	221,711
		5,996,507
Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, Inc. (a)	8,700	643,278
Michael Kors Holdings Ltd.	14,620	777,492
PVH Corp.	7,200	674,784
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	9,600	535,968
		2,631,522
TOTAL CONSUMER DISCRETIONARY		18,517,442
CONSUMER STAPLES - 11.1%
Beverages - 3.9%
Anheuser-Busch InBev SA NV	3,300	282,311
Constellation Brands, Inc. Class A (sub. vtg.) (a)	22,800	737,580
Dr Pepper Snapple Group, Inc.	14,852	661,360

	Shares	Value
Monster Beverage Corp. (a)	5,100	$ 276,216
PepsiCo, Inc.	8,287	586,471
The Coca-Cola Co.	48,024	1,821,550
		4,365,488
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	21,072	1,020,306
Wal-Mart Stores, Inc.	27,150	2,003,670
		3,023,976
Food Products - 0.5%
Kraft Foods, Inc. Class A	12,560	519,356
Household Products - 2.0%
Colgate-Palmolive Co.	8,809	944,501
Kimberly-Clark Corp.	9,852	845,105
Procter & Gamble Co.	7,600	527,136
		2,316,742
Tobacco - 2.0%
Altria Group, Inc.	44,300	1,479,177
Lorillard, Inc.	6,424	748,075
		2,227,252
TOTAL CONSUMER STAPLES		12,452,814
ENERGY - 5.0%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	9,600	538,272
Halliburton Co.	15,400	518,826
McDermott International, Inc. (a)	8,900	108,758
National Oilwell Varco, Inc.	9,699	776,987
Schlumberger Ltd.	11,905	861,089
		2,803,932
Oil, Gas & Consumable Fuels - 2.5%
Marathon Petroleum Corp.	10,430	569,374
Noble Energy, Inc.	4,152	384,932
Phillips 66	8,075	374,438
Pioneer Natural Resources Co.	2,600	271,440
The Williams Companies, Inc.	35,676	1,247,590
		2,847,774
TOTAL ENERGY		5,651,706
FINANCIALS - 5.2%
Commercial Banks - 2.0%
City National Corp.	7,889	406,362
M&T Bank Corp.	1,600	152,256
SunTrust Banks, Inc.	18,831	532,352
U.S. Bancorp	14,700	504,210
Wells Fargo & Co.	19,399	669,847
		2,265,027
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.7%
Capital One Financial Corp.	6,912	$ 394,053
SLM Corp.	24,462	384,543
		778,596
Diversified Financial Services - 0.5%
Citigroup, Inc.	16,300	533,336
Real Estate Investment Trusts - 1.7%
American Tower Corp.	11,022	786,861
CBL & Associates Properties, Inc.	18,462	393,979
Digital Realty Trust, Inc.	5,652	394,792
Sovran Self Storage, Inc.	5,100	295,035
		1,870,667
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	20,762	382,228
TOTAL FINANCIALS		5,829,854
HEALTH CARE - 12.4%
Biotechnology - 5.1%
Achillion Pharmaceuticals, Inc. (a)	22,750	236,828
ADVENTRX Pharmaceuticals, Inc. (a)	61,238	44,104
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	8,919	718
Alkermes PLC (a)	2,000	41,500
Amgen, Inc.	20,400	1,720,128
ARIAD Pharmaceuticals, Inc. (a)	6,900	167,153
Biogen Idec, Inc. (a)	5,300	790,919
BioMarin Pharmaceutical, Inc. (a)	11,100	446,997
Dynavax Technologies Corp. (a)	16,900	80,444
Gilead Sciences, Inc. (a)	23,500	1,558,755
Theravance, Inc. (a)	11,801	305,764
Vertex Pharmaceuticals, Inc. (a)	7,102	397,357
		5,790,667
Health Care Equipment & Supplies - 0.9%
C.R. Bard, Inc.	3,570	373,601
The Cooper Companies, Inc.	6,971	658,481
		1,032,082
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc. (a)	38,800	900,936
Catamaran Corp. (a)	4,044	396,338
Express Scripts Holding Co. (a)	17,129	1,073,474
Laboratory Corp. of America Holdings (a)	12,883	1,191,291
Qualicorp SA (a)	46,600	455,139
		4,017,178
Pharmaceuticals - 2.8%
Eli Lilly & Co.	10,731	508,757
GlaxoSmithKline PLC sponsored ADR	5,800	268,192
Johnson & Johnson	2,922	201,355

	Shares	Value
Merck & Co., Inc.	17,000	$ 766,700
Sanofi SA sponsored ADR	6,408	275,928
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,900	325,637
ViroPharma, Inc. (a)	3,400	102,748
Watson Pharmaceuticals, Inc. (a)	8,314	708,020
		3,157,337
TOTAL HEALTH CARE		13,997,264
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.1%
Raytheon Co.	3,700	211,492
Textron, Inc.	28,400	743,228
United Technologies Corp.	18,063	1,414,152
		2,368,872
Construction & Engineering - 1.7%
Fluor Corp.	11,701	658,532
Foster Wheeler AG (a)	16,233	388,943
Quanta Services, Inc. (a)	35,200	869,440
		1,916,915
Electrical Equipment - 0.5%
Regal-Beloit Corp.	7,900	556,792
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	10,235	531,401
Danaher Corp.	7,353	405,518
		936,919
Machinery - 1.8%
Caterpillar, Inc.	2,566	220,779
Cummins, Inc.	6,000	553,260
Dover Corp.	5,800	345,042
Ingersoll-Rand PLC	12,500	560,250
Snap-On, Inc.	4,240	304,729
		1,984,060
Marine - 0.2%
Kirby Corp. (a)	3,840	212,275
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	11,106	332,958
Randstad Holding NV	6,700	222,693
		555,651
Road & Rail - 1.3%
Union Pacific Corp.	12,000	1,424,400
Trading Companies & Distributors - 0.4%
Watsco, Inc.	6,498	492,483
TOTAL INDUSTRIALS		10,448,367
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 2.7%
Acme Packet, Inc. (a)	1,800	30,780
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	18,300	$ 925,065
QUALCOMM, Inc.	33,565	2,097,477
		3,053,322
Computers & Peripherals - 9.5%
Apple, Inc.	15,940	10,636,119
Fusion-io, Inc. (a)	2,600	78,702
		10,714,821
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	13,000	442,130
Internet Software & Services - 5.4%
Active Network, Inc. (a)	25,741	322,535
Demandware, Inc.	600	19,050
eBay, Inc. (a)	25,700	1,244,137
Facebook, Inc.:
Class A	18,984	411,004
Class B (a)(e)	1,414	27,552
Google, Inc. Class A (a)	5,348	4,035,066
		6,059,344
IT Services - 5.8%
Accenture PLC Class A	19,624	1,374,269
Cognizant Technology Solutions Corp. Class A (a)	2,250	157,320
IBM Corp.	7,462	1,547,992
MasterCard, Inc. Class A	2,600	1,173,848
Total System Services, Inc.	16,571	392,733
Visa, Inc. Class A	14,416	1,935,780
		6,581,942
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (Netherlands)	10,800	577,675
Avago Technologies Ltd.	16,000	557,840
Broadcom Corp. Class A	23,991	829,609
NXP Semiconductors NV (a)	17,697	442,602
		2,407,726
Software - 7.2%
Allot Communications Ltd. (a)	8,500	225,420
Aspen Technology, Inc. (a)	11,033	285,203
Citrix Systems, Inc. (a)	6,286	481,319
Microsoft Corp.	91,344	2,720,224
Nuance Communications, Inc. (a)	27,466	683,629
Oracle Corp.	80,980	2,550,060
salesforce.com, Inc. (a)	4,850	740,547
VMware, Inc. Class A (a)	3,800	367,612
		8,054,014
TOTAL INFORMATION TECHNOLOGY		37,313,299

	Shares	Value
MATERIALS - 3.7%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	6,445	$ 533,002
Ashland, Inc.	7,926	567,502
Eastman Chemical Co.	12,200	695,522
LyondellBasell Industries NV Class A	11,446	591,300
Monsanto Co.	11,520	1,048,550
		3,435,876
Construction Materials - 0.2%
Lafarge SA (Bearer)	5,100	274,668
Metals & Mining - 0.4%
Commercial Metals Co.	36,699	484,427
TOTAL MATERIALS		4,194,971
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp.Class A (a)	11,199	704,417
Vodafone Group PLC sponsored ADR	19,900	567,051
		1,271,468
TOTAL COMMON STOCKS (Cost $94,526,073)		109,677,185
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.17% (b)	3,031,536	3,031,536
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	68,700	68,700
TOTAL MONEY MARKET FUNDS (Cost $3,100,236)		3,100,236
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $97,626,309)		112,777,421
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(97,171)
NET ASSETS - 100%		$ 112,680,250
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,552 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 35,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,397
Fidelity Securities Lending Cash Central Fund	24,401
Total	$ 28,798
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,517,442	$ 18,517,442	$ -	$ -
Consumer Staples	12,452,814	12,170,503	282,311	-
Energy	5,651,706	5,651,706	-	-
Financials	5,829,854	5,829,854	-	-
Health Care	13,997,264	13,996,546	718	-
Industrials	10,448,367	10,448,367	-	-
Information Technology	37,313,299	36,708,072	605,227	-
Materials	4,194,971	4,194,971	-	-
Telecommunication Services	1,271,468	1,271,468	-	-
Money Market Funds	3,100,236	3,100,236	-	-
Total Investments in Securities:	$ 112,777,421	$ 111,889,165	$ 888,256	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $98,059,235. Net unrealized appreciation aggregated $14,718,186, of which $15,738,967 related to appreciated investment securities and $1,020,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2012

1.807727.108

VHC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 28.2%
Biotechnology - 28.2%
Achillion Pharmaceuticals, Inc. (a)	75,000	$ 780,750
Acorda Therapeutics, Inc. (a)	13,400	343,174
Alexion Pharmaceuticals, Inc. (a)	3,688	421,907
AMAG Pharmaceuticals, Inc. (a)	8,800	156,112
Amgen, Inc.	163,441	13,781,344
ARIAD Pharmaceuticals, Inc. (a)	30,700	743,708
AVEO Pharmaceuticals, Inc. (a)(d)	27,700	288,357
Biogen Idec, Inc. (a)	19,100	2,850,293
BioMarin Pharmaceutical, Inc. (a)	73,559	2,962,221
Biovitrum AB (a)	113,500	635,854
Discovery Laboratories, Inc. (a)(d)	120,000	393,600
Dynavax Technologies Corp. (a)	270,000	1,285,200
Genomic Health, Inc. (a)	13,500	468,315
Gilead Sciences, Inc. (a)	127,390	8,449,779
Grifols SA ADR	74,250	1,695,128
Infinity Pharmaceuticals, Inc. (a)	30,200	711,210
Lexicon Pharmaceuticals, Inc. (a)	149,900	347,768
Medivation, Inc. (a)	37,400	2,107,864
Merrimack Pharmaceuticals, Inc.	31,377	294,316
Momenta Pharmaceuticals, Inc. (a)	27,600	402,132
Neurocrine Biosciences, Inc. (a)	59,797	477,180
NPS Pharmaceuticals, Inc. (a)	54,400	503,200
Onyx Pharmaceuticals, Inc. (a)	8,800	743,600
Rigel Pharmaceuticals, Inc. (a)	45,000	461,250
Seattle Genetics, Inc. (a)	26,976	727,003
Spectrum Pharmaceuticals, Inc. (a)	35,200	411,840
Synageva BioPharma Corp. (a)	26,310	1,405,743
Targacept, Inc. (a)	67,833	331,703
Theravance, Inc. (a)(d)	37,500	971,625
Thrombogenics NV (a)	14,100	564,957
United Therapeutics Corp. (a)	16,452	919,338
Vertex Pharmaceuticals, Inc. (a)	28,595	1,599,890
Vical, Inc. (a)	65,129	281,357
ZIOPHARM Oncology, Inc. (a)	33,000	179,850
		48,697,568
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	66,339	641,498
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	27,200	1,317,024
HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
Health Care Equipment - 6.9%
Boston Scientific Corp. (a)	580,147	3,330,044
C.R. Bard, Inc.	12,200	1,276,730
Conceptus, Inc. (a)	27,254	553,529
CONMED Corp.	18,100	515,850
Covidien PLC	33,747	2,005,247
Genmark Diagnostics, Inc. (a)	3,400	31,314

	Shares	Value
HeartWare International, Inc. (a)	13,800	$ 1,303,962
Insulet Corp. (a)	36,900	796,302
Opto Circuits India Ltd.	83,590	204,749
Volcano Corp. (a)	22,180	633,683
Wright Medical Group, Inc. (a)	27,500	608,025
Zeltiq Aesthetics, Inc.	70,000	394,800
Zimmer Holdings, Inc.	4,200	284,004
		11,938,239
Health Care Supplies - 1.2%
Derma Sciences, Inc. (a)	17,300	179,574
The Cooper Companies, Inc.	20,336	1,920,939
		2,100,513
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		14,038,752
HEALTH CARE PROVIDERS & SERVICES - 20.6%
Health Care Distributors & Services - 0.5%
Amplifon SpA (d)	82,562	351,179
McKesson Corp.	5,579	479,961
		831,140
Health Care Facilities - 2.1%
Brookdale Senior Living, Inc. (a)	47,298	1,098,260
Capital Senior Living Corp. (a)	70,000	1,012,900
Emeritus Corp. (a)	25,328	530,368
Hanger, Inc. (a)	20,590	587,433
LCA-Vision, Inc. (a)	61,500	248,460
Raffles Medical Group Ltd.	64,000	126,728
		3,604,149
Health Care Services - 9.3%
Accretive Health, Inc. (a)	39,003	435,273
BioScrip, Inc. (a)	28,100	255,991
Catamaran Corp. (a)	56,566	5,543,825
Express Scripts Holding Co. (a)	27,098	1,698,232
Fresenius Medical Care AG & Co. KGaA	19,387	1,422,044
HMS Holdings Corp. (a)	27,300	912,639
MEDNAX, Inc. (a)	38,800	2,888,660
Omnicare, Inc.	15,195	516,174
Quest Diagnostics, Inc.	36,000	2,283,480
		15,956,318
Managed Health Care - 8.7%
Aetna, Inc.	40,300	1,595,880
Centene Corp. (a)	13,300	497,553
CIGNA Corp.	40,600	1,915,102
Health Net, Inc. (a)	20,484	461,095
Humana, Inc.	27,196	1,907,799
Qualicorp SA (a)	109,000	1,064,595
UnitedHealth Group, Inc.	128,377	7,113,370
WellPoint, Inc.	8,813	511,242
		15,066,636
TOTAL HEALTH CARE PROVIDERS & SERVICES		35,458,243
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 2.6%
Health Care Technology - 2.6%
athenahealth, Inc. (a)	13,627	$ 1,250,550
Cerner Corp. (a)	36,800	2,848,688
HealthStream, Inc. (a)	15,400	438,284
		4,537,522
IT SERVICES - 0.9%
IT Consulting & Other Services - 0.9%
Maximus, Inc.	27,210	1,624,981
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)	13,550	653,110
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	53,144	901,322
PHARMACEUTICALS - 33.6%
Pharmaceuticals - 33.6%
Cadence Pharmaceuticals, Inc. (a)(d)	62,320	244,294
Elan Corp. PLC sponsored ADR (a)	134,500	1,441,840
Eli Lilly & Co.	156,648	7,426,682
Endo Pharmaceuticals Holdings, Inc. (a)	50,600	1,605,032
Hi-Tech Pharmacal Co., Inc. (a)	17,011	563,234
Johnson & Johnson	68,100	4,692,771
Meda AB (A Shares)	67,300	680,807
Merck & Co., Inc.	299,681	13,515,613
Optimer Pharmaceuticals, Inc. (a)	51,967	733,774
Pacira Pharmaceuticals, Inc. (a)	17,000	295,800
Pfizer, Inc.	476,850	11,849,723
Shire PLC sponsored ADR	27,200	2,412,640
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,600	563,176
UCB SA	15,000	824,809
Valeant Pharmaceuticals International, Inc. (Canada) (a)	40,460	2,233,099
ViroPharma, Inc. (a)	102,200	3,088,484
Watson Pharmaceuticals, Inc. (a)	57,200	4,871,152
XenoPort, Inc. (a)	71,100	814,806
		57,857,736
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	19,100	913,553

	Shares	Value
SOFTWARE - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	32,000	$ 796,480
TOTAL COMMON STOCKS (Cost $140,122,445)		167,437,789
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $633,235)	104,900	734,300
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.17% (b)	6,483,790	6,483,790
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,780,309	1,780,309
TOTAL MONEY MARKET FUNDS (Cost $8,264,099)		8,264,099
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $149,019,779)		176,436,188
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(3,962,675)
NET ASSETS - 100%		$ 172,473,513
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $734,300 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 633,235
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,652
Fidelity Securities Lending Cash Central Fund	31,752
Total	$ 36,404
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 167,437,789	$ 166,015,745	$ 1,422,044	$ -
Convertible Preferred Stocks	734,300	-	-	734,300
Money Market Funds	8,264,099	8,264,099	-	-
Total Investments in Securities:	$ 176,436,188	$ 174,279,844	$ 1,422,044	$ 734,300
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $149,892,263. Net unrealized appreciation aggregated $26,543,925, of which $30,702,784 related to appreciated investment securities and $4,158,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2012

1.807723.108

VTC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	6,800	$ 199,104
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	55,100	903,742
COMMUNICATIONS EQUIPMENT - 6.7%
Communications Equipment - 6.7%
Acme Packet, Inc. (a)	20,700	353,970
ADTRAN, Inc. (d)	8,400	145,152
Aruba Networks, Inc. (a)	3,500	78,698
Ciena Corp. (a)	21,300	289,680
Cisco Systems, Inc.	138,037	2,635,126
F5 Networks, Inc. (a)	3,218	336,925
Finisar Corp. (a)	48,600	694,980
Infinera Corp. (a)	13,800	75,624
Juniper Networks, Inc. (a)	1,100	18,821
Motorola Solutions, Inc.	3,600	181,980
Polycom, Inc. (a)	59,500	587,265
QUALCOMM, Inc.	69,834	4,363,927
Riverbed Technology, Inc. (a)	9,400	218,738
Sandvine Corp. (a)	100,288	122,269
Sandvine Corp. (U.K.) (a)	252,300	307,965
ShoreTel, Inc. (a)	9,900	40,491
Sonus Networks, Inc. (a)	5,300	9,964
UTStarcom Holdings Corp. (a)	200,000	206,000
ZTE Corp. (H Shares)	244,200	391,776
		11,059,351
COMPUTERS & PERIPHERALS - 23.4%
Computer Hardware - 22.3%
Apple, Inc.	53,845	35,928,610
Hewlett-Packard Co.	817	13,938
Stratasys, Inc. (a)	13,110	713,184
		36,655,732
Computer Storage & Peripherals - 1.1%
Catcher Technology Co. Ltd.	4,000	18,818
EMC Corp. (a)	35,600	970,812
Gemalto NV	4,951	435,498
Intevac, Inc. (a)	1,500	9,165
SanDisk Corp. (a)	4,519	196,260
SIMPLO Technology Co. Ltd.	13,200	78,976
Smart Technologies, Inc. Class A (a)	11,200	18,256
		1,727,785
TOTAL COMPUTERS & PERIPHERALS		38,383,517
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	700	6,881

	Shares	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	$ 20,000
Dynapack International Technology Corp.	36,000	166,911
		186,911
ELECTRONIC EQUIPMENT & COMPONENTS - 2.9%
Electronic Components - 1.4%
Amphenol Corp. Class A	3,500	206,080
AVX Corp.	1,300	12,467
Cheng Uei Precision Industries Co. Ltd.	52,082	124,643
Corning, Inc.	1,200	15,780
DTS, Inc. (a)	400	9,312
E Ink Holdings, Inc. GDR (a)(e)	1,000	10,909
InvenSense, Inc. (d)	28,900	345,355
Omron Corp.	3,600	69,195
Tong Hsing Electronics Industries Ltd.	47,000	157,025
Universal Display Corp. (a)(d)	40,700	1,399,266
Vishay Intertechnology, Inc. (a)	1,700	16,711
Wintek Corp. (a)	2,797	1,464
Young Fast Optoelectron Co. Ltd.	698	1,682
		2,369,889
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	84,945	178,676
Itron, Inc. (a)	400	17,260
RealD, Inc. (a)(d)	9,800	87,612
TPK Holding Co. Ltd. GDR (Reg. S)	25,777	337,888
		621,436
Electronic Manufacturing Services - 0.6%
Fabrinet (a)	11,000	127,490
Jabil Circuit, Inc.	17,300	323,856
KEMET Corp. (a)	2,800	12,320
Multi-Fineline Electronix, Inc. (a)	411	9,268
TE Connectivity Ltd.	600	20,406
Trimble Navigation Ltd. (a)	10,685	509,247
		1,002,587
Technology Distributors - 0.5%
Anixter International, Inc.	300	17,238
Arrow Electronics, Inc. (a)	600	20,226
Digital China Holdings Ltd. (H Shares)	297,000	473,420
Supreme Electronics Co. Ltd.	141,000	67,296
VST Holdings Ltd.	270,000	49,793
WPG Holding Co. Ltd.	139,056	184,883
		812,856
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,806,768
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	406,000	403,618
China Medical Technologies, Inc. sponsored ADR (a)(d)	300	660
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mingyuan Medicare Development Co. Ltd. (a)	200,000	$ 3,559
Trauson Holdings Co. Ltd.	200,000	96,208
		504,045
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	9,177
HOUSEHOLD DURABLES - 0.2%
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	146,500	267,152
INTERNET & CATALOG RETAIL - 1.9%
Internet Retail - 1.9%
Amazon.com, Inc. (a)	6,800	1,729,376
Groupon, Inc. Class A (a)	1,500	7,140
MakeMyTrip Ltd. (a)(d)	3,400	57,902
Priceline.com, Inc. (a)	488	301,940
Rakuten, Inc.	85,100	866,921
Start Today Co. Ltd.	11,500	165,044
		3,128,323
INTERNET SOFTWARE & SERVICES - 12.6%
Internet Software & Services - 12.6%
Akamai Technologies, Inc. (a)	27,200	1,040,672
Baidu.com, Inc. sponsored ADR (a)	100	11,682
Bazaarvoice, Inc. (d)	600	9,090
China Finance Online Co. Ltd. ADR (a)	16,800	21,000
Constant Contact, Inc. (a)	900	15,660
Cornerstone OnDemand, Inc. (a)	5,400	165,564
DealerTrack Holdings, Inc. (a)	1,500	41,775
eBay, Inc. (a)	68,500	3,316,085
Facebook, Inc.:
Class A	500	10,825
Class B (a)(f)	9,689	188,790
Google, Inc. Class A (a)	16,700	12,600,150
Kakaku.com, Inc. (d)	10,700	402,690
LivePerson, Inc. (a)	8,800	159,368
LogMeIn, Inc. (a)	9,391	210,640
MercadoLibre, Inc.	6,500	536,575
OpenTable, Inc. (a)	300	12,480
PChome Online, Inc.	6,713	37,990
Phoenix New Media Ltd. ADR (a)	8,800	30,096
Qihoo 360 Technology Co. Ltd. ADR (a)	200	4,410
Rackspace Hosting, Inc. (a)	14,000	925,260
Renren, Inc. ADR (a)(d)	1,500	6,045
Responsys, Inc. (a)	13,700	140,151
SciQuest, Inc. (a)	16,015	291,473
SINA Corp. (a)	1,500	97,020
VistaPrint Ltd. (a)	600	20,490
Vocus, Inc. (a)	15,000	300,900

	Shares	Value
Yahoo!, Inc. (a)	1,000	$ 15,975
YouKu.com, Inc. ADR (a)	8,100	148,959
		20,761,815
IT SERVICES - 9.3%
Data Processing & Outsourced Services - 4.9%
Automatic Data Processing, Inc.	11,800	692,188
Fidelity National Information Services, Inc.	21,400	668,108
Fiserv, Inc. (a)	2,300	170,269
MasterCard, Inc. Class A	400	180,592
Syntel, Inc.	2,000	124,820
Teletech Holdings, Inc. (a)	4,994	85,148
VeriFone Systems, Inc. (a)	500	13,925
Visa, Inc. Class A	45,700	6,136,596
		8,071,646
IT Consulting & Other Services - 4.4%
Accenture PLC Class A	11,267	789,028
Anite Group PLC	7,900	16,112
Camelot Information Systems, Inc. ADR (a)	10,500	18,795
China Information Technology, Inc. (a)	42	49
Cognizant Technology Solutions Corp. Class A (a)	200	13,984
HiSoft Technology International Ltd. ADR (a)	2,500	25,825
IBM Corp.	21,500	4,460,175
iGate Corp. (a)	1,200	21,804
Lionbridge Technologies, Inc. (a)	132,300	465,696
Sapient Corp. (a)	16,100	171,626
ServiceSource International, Inc. (a)	84,900	871,074
Teradata Corp. (a)	2,500	188,525
Virtusa Corp. (a)	10,000	177,700
		7,220,393
TOTAL IT SERVICES		15,292,039
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Fanuc Corp.	300	48,360
Shin Zu Shing Co. Ltd.	45,515	164,477
THK Co. Ltd.	16,700	256,363
		469,200
MEDIA - 0.2%
Advertising - 0.1%
Dentsu, Inc.	100	2,537
ReachLocal, Inc. (a)	14,600	183,084
		185,621
Cable & Satellite - 0.0%
DISH Network Corp. Class A	500	15,305
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	117,469
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 0.0%
Next Media Ltd. (a)	400,000	$ 39,205
TOTAL MEDIA		357,600
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	4,300	117,863
eClerx	4,935	72,183
		190,046
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	55,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.8%
Semiconductor Equipment - 2.8%
Applied Materials, Inc.	1,400	15,631
ASM International NV:
unit	20,000	676,200
(Netherlands)	12,700	427,098
ASML Holding NV	18,200	976,976
centrotherm photovoltaics AG (a)	500	794
Cymer, Inc. (a)	20,200	1,031,412
Entegris, Inc. (a)	55,800	453,654
GCL-Poly Energy Holdings Ltd.	529,000	81,185
STR Holdings, Inc. (a)	1,300	4,030
Teradyne, Inc. (a)	6,100	86,742
Ultratech, Inc. (a)	26,600	834,708
		4,588,430
Semiconductors - 12.0%
Altera Corp.	87,000	2,956,695
Applied Micro Circuits Corp. (a)	12,600	63,756
ARM Holdings PLC sponsored ADR	1,400	39,172
Atmel Corp. (a)	4,300	22,618
Avago Technologies Ltd.	8,500	296,353
BCD Semiconductor Manufacturing Ltd. ADR (a)	32,600	117,034
Broadcom Corp. Class A	53,900	1,863,862
Canadian Solar, Inc. (a)	3,400	9,486
Cavium, Inc. (a)(d)	40,691	1,356,231
Cree, Inc. (a)(d)	116,700	2,979,351
Cypress Semiconductor Corp.	6,000	64,320
Diodes, Inc. (a)	3,600	61,236
Duksan Hi-Metal Co. Ltd. (a)	9,210	167,880
Energy Conversion Devices, Inc. (a)	2,100	40
Fairchild Semiconductor International, Inc. (a)	1,200	15,744

	Shares	Value
Freescale Semiconductor Holdings I Ltd. (a)	8,700	$ 82,737
Genesis Photonics, Inc.	16,954	15,490
Hittite Microwave Corp. (a)	321	17,806
Imagination Technologies Group PLC (a)	58,700	450,247
Infineon Technologies AG	25,800	163,716
Inphi Corp. (a)	16,500	175,890
Intel Corp.	600	13,608
International Rectifier Corp. (a)	11,100	185,259
Intersil Corp. Class A	14,300	125,125
LSI Corp. (a)	25,300	174,823
MagnaChip Semiconductor Corp. (a)	8,400	99,120
MediaTek, Inc.	143,000	1,508,830
Micron Technology, Inc. (a)	173,000	1,035,405
Microsemi Corp. (a)	900	18,063
Monolithic Power Systems, Inc. (a)	36,300	716,925
NVIDIA Corp. (a)	1,300	17,342
NXP Semiconductors NV (a)	57,800	1,445,578
ON Semiconductor Corp. (a)	2,400	14,808
Phison Electronics Corp.	27,000	217,690
Power Integrations, Inc.	5,314	161,705
Rambus, Inc. (a)	36,700	203,318
RDA Microelectronics, Inc. sponsored ADR	1,700	18,054
RF Micro Devices, Inc. (a)	19,500	77,025
Seoul Semiconductor Co. Ltd.	5,310	104,420
Silicon Laboratories, Inc. (a)	4,700	172,772
Silicon Motion Technology Corp. sponsored ADR (a)	4,500	66,510
SK Hynix, Inc.	12,490	255,145
Skyworks Solutions, Inc. (a)	27,100	638,611
Spansion, Inc. Class A	1,800	21,456
Spreadtrum Communications, Inc. ADR (d)	52,600	1,081,456
SunPower Corp. (a)	364	1,642
Texas Instruments, Inc.	6,000	165,300
United Microelectronics Corp.	502,000	207,581
Xilinx, Inc.	500	16,705
YoungTek Electronics Corp.	172	416
		19,684,356
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,272,786
SOFTWARE - 20.5%
Application Software - 12.6%
Adobe Systems, Inc. (a)	2,600	84,396
ANSYS, Inc. (a)	8,400	616,560
AsiaInfo-Linkage, Inc. (a)	39,500	462,545
Aspen Technology, Inc. (a)	50,900	1,315,765
Autodesk, Inc. (a)	2,600	86,762
AutoNavi Holdings Ltd. ADR (a)	6,700	76,916
BroadSoft, Inc. (a)(d)	27,400	1,123,948
Cadence Design Systems, Inc. (a)	9,100	117,072
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	23,900	$ 1,830,023
Comverse Technology, Inc. (a)	5,132	31,562
Concur Technologies, Inc. (a)	12,400	914,252
Descartes Systems Group, Inc. (a)	78,200	684,876
Informatica Corp. (a)	8,100	281,961
Intuit, Inc.	300	17,664
JDA Software Group, Inc. (a)	643	20,435
Jive Software, Inc.	10,700	168,097
Kenexa Corp. (a)	4,200	192,486
Kingdee International Software Group Co. Ltd. (a)	2,766,400	570,829
Manhattan Associates, Inc. (a)	1,288	73,764
Micro Focus International PLC	19,492	185,549
MicroStrategy, Inc. Class A (a)	6,401	858,182
Nuance Communications, Inc. (a)	21,800	542,602
Parametric Technology Corp. (a)	43,968	958,502
Pegasystems, Inc. (d)	19,600	569,184
QLIK Technologies, Inc. (a)	16,500	369,765
RealPage, Inc. (a)	6,900	155,940
salesforce.com, Inc. (a)	41,300	6,306,097
SolarWinds, Inc. (a)	10,000	557,400
Splunk, Inc.	500	18,360
Synopsys, Inc. (a)	8,100	267,462
TIBCO Software, Inc. (a)	11,700	353,691
Ultimate Software Group, Inc. (a)	4,900	500,290
VanceInfo Technologies, Inc. ADR (a)	40,400	317,140
		20,630,077
Home Entertainment Software - 0.0%
Perfect World Co. Ltd. sponsored ADR Class B	700	7,602
Rosetta Stone, Inc. (a)	1,100	14,025
		21,627
Systems Software - 7.9%
Allot Communications Ltd. (a)	8,300	220,116
Ariba, Inc. (a)	34,992	1,567,642
Check Point Software Technologies Ltd. (a)	1,400	67,424
CommVault Systems, Inc. (a)	19,400	1,138,780
Fortinet, Inc. (a)	27,000	651,780
Infoblox, Inc.	700	16,275
Insyde Software Corp.	5,823	23,822
Microsoft Corp.	68,125	2,028,763
NetSuite, Inc. (a)	13,000	829,400
Oracle Corp.	95,700	3,013,593
Red Hat, Inc. (a)	30,300	1,725,282
ServiceNow, Inc.	400	15,472
Symantec Corp. (a)	1,100	19,800

	Shares	Value
Totvs SA	14,700	$ 305,348
VMware, Inc. Class A (a)	14,300	1,383,382
		13,006,879
TOTAL SOFTWARE		33,658,583
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	2,000	128,200
SBA Communications Corp. Class A (a)	13,700	861,730
		989,930
TOTAL COMMON STOCKS (Cost $119,143,795)		155,502,952
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	148,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	510,000	484,500
TOTAL CONVERTIBLE BONDS (Cost $610,389)		632,535
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	8,454,799	8,454,799
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	5,852,725	5,852,725
TOTAL MONEY MARKET FUNDS (Cost $14,307,524)		14,307,524
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $134,061,708)		170,443,011
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(6,110,960)
NET ASSETS - 100%		$ 164,332,051
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,909 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $188,790 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 242,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,721
Fidelity Securities Lending Cash Central Fund	51,518
Total	$ 61,239
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 155,502,952	$ 155,106,541	$ 396,371	$ 40
Convertible Bonds	632,535	-	632,535	-
Money Market Funds	14,307,524	14,307,524	-	-
Total Investments in Securities:	$ 170,443,011	$ 169,414,065	$ 1,028,906	$ 40
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $134,325,151. Net unrealized appreciation aggregated $36,117,860, of which $47,810,468 related to appreciated investment securities and $11,692,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2012

1.856924.105

VCSP-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BEVERAGES - 28.5%
Brewers - 5.3%
Anheuser-Busch InBev SA NV	35,598	$ 3,045,361
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,100	463,067
Compania Cervecerias Unidas SA sponsored ADR	4,000	285,320
Molson Coors Brewing Co. Class B	22,000	991,100
SABMiller PLC	22,100	970,689
		5,755,537
Distillers & Vintners - 8.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	80,542	2,605,534
Diageo PLC sponsored ADR	26,987	3,042,245
Pernod Ricard SA	14,855	1,666,697
Remy Cointreau SA	10,283	1,182,668
Treasury Wine Estates Ltd.	53,807	280,744
		8,777,888
Soft Drinks - 15.0%
Britvic PLC	53,500	314,553
Coca-Cola Bottling Co. CONSOLIDATED	6,093	414,933
Coca-Cola FEMSA SAB de CV sponsored ADR	2,070	267,030
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	8,222	152,929
Coca-Cola Icecek A/S	16,173	302,358
Embotelladora Andina SA:
ADR	2,800	78,372
sponsored ADR	12,683	435,407
Fomento Economico Mexicano SAB de CV sponsored ADR	585	53,808
PepsiCo, Inc.	25,919	1,834,288
The Coca-Cola Co.	324,447	12,306,275
		16,159,953
TOTAL BEVERAGES		30,693,378
FOOD & STAPLES RETAILING - 14.9%
Drug Retail - 9.5%
CVS Caremark Corp.	169,042	8,185,014
Drogasil SA	20,984	241,074
Walgreen Co.	52,254	1,904,136
		10,330,224
Food Distributors - 0.3%
Chefs' Warehouse Holdings (a)	18,300	299,754
Food Retail - 3.3%
Fresh Market, Inc. (a)	200	11,996
Kroger Co.	128,700	3,029,598
Susser Holdings Corp. (a)	7,100	256,807
The Pantry, Inc. (a)	18,023	262,235
		3,560,636

	Shares	Value
Hypermarkets & Super Centers - 1.8%
Wal-Mart Stores, Inc.	26,124	$ 1,927,951
TOTAL FOOD & STAPLES RETAILING		16,118,565
FOOD PRODUCTS - 9.3%
Agricultural Products - 2.8%
Archer Daniels Midland Co.	9,926	269,789
Bunge Ltd.	36,434	2,442,900
First Resources Ltd.	57,000	98,004
SLC Agricola SA	23,700	254,273
		3,064,966
Packaged Foods & Meats - 6.5%
Annie's, Inc.	1,100	49,324
Calavo Growers, Inc.	3,729	93,225
Green Mountain Coffee Roasters, Inc. (a)	14,594	346,608
Mead Johnson Nutrition Co. Class A	35,100	2,572,128
Nestle SA	17,460	1,100,880
TreeHouse Foods, Inc. (a)	5,300	278,250
Tyson Foods, Inc. Class A	33,900	543,078
Unilever NV (NY Reg.) (d)	53,009	1,880,759
Want Want China Holdings Ltd.	71,000	90,558
		6,954,810
TOTAL FOOD PRODUCTS		10,019,776
HOUSEHOLD PRODUCTS - 17.8%
Household Products - 17.8%
Colgate-Palmolive Co.	42,987	4,609,066
Procter & Gamble Co.	202,122	14,019,182
Reckitt Benckiser Group PLC	4,300	247,541
Spectrum Brands Holdings, Inc.	9,073	363,011
		19,238,800
PERSONAL PRODUCTS - 2.2%
Personal Products - 2.2%
Hengan International Group Co. Ltd.	23,500	222,148
Herbalife Ltd.	1,600	75,840
Hypermarcas SA (a)	6,000	44,070
L'Oreal SA	9,200	1,138,030
Natura Cosmeticos SA	3,600	98,113
Nu Skin Enterprises, Inc. Class A (d)	20,879	810,732
		2,388,933
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	31,584	2,176,453
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)(d)	2,823	36,812
TOBACCO - 21.4%
Tobacco - 21.4%
Altria Group, Inc.	156,982	5,241,629
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR	136,979	$ 14,059,524
Japan Tobacco, Inc.	4,300	129,044
Lorillard, Inc.	7,601	885,136
Philip Morris International, Inc.	27,362	2,460,938
Souza Cruz SA	19,000	257,738
		23,034,009
TOTAL COMMON STOCKS (Cost $90,975,792)		103,706,726
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	4,108,059	4,108,059
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	416,725	416,725
TOTAL MONEY MARKET FUNDS (Cost $4,524,784)		4,524,784
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $95,500,576)		108,231,510
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(358,636)
NET ASSETS - 100%		$ 107,872,874
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,298
Fidelity Securities Lending Cash Central Fund	14,662
Total	$ 19,960
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 103,706,726	$ 100,661,365	$ 3,045,361	$ -
Money Market Funds	4,524,784	4,524,784	-	-
Total Investments in Securities:	$ 108,231,510	$ 105,186,149	$ 3,045,361	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $95,602,539. Net unrealized appreciation aggregated $12,628,971, of which $13,944,698 related to appreciated investment securities and $1,315,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012